File No. 333-96751


                   As filed with the SEC on August 26, 2002
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549
                                  FORM N-14
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No.
                     Post-Effective Amendment No.      1
                       (Check appropriate box or boxes)

                   FEDERATED WORLD INVESTMENT SERIES, INC.
              (Exact Name of Registrant as Specified in Charter)

                                (412) 288-1900
                       (Area Code and Telephone Number)
                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

                                  Copies to:

                         Matthew G. Maloney, Esquire
                   Dickstein Shapiro Morin & Oshinsky, LLP
                              2101 L Street, NW
                          Washington, DC 20037-1526
                                (202) 828-2218

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
The public offering of shares of Registrant's series is on-going.
The title of securities being registered is shares of beneficial interest.

It is proposed that this filing will become effective:

 X   60 days after filing pursuant to paragraph (a)(i)
    on ________________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.












Federated World Investment Series, Inc.
Federated Asia Pacific Growth Fund


Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.

Federated World Investment Series, Inc. (the "Corporation") will hold a special meeting of shareholders of Federated Asia Pacific Growth Fund (the "Asia Pacific Fund") on October 18, 2002. It is important for you to vote on the issue described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issue.

The following is an introduction to the process and the proposal.

Why am I being asked to vote?
Mutual funds are required to obtain shareholders' votes for certain types of changes like the one included in this Prospectus/Proxy Statement. You have a right to vote on such changes.

How do I vote my shares?
You may vote by telephone at 1-800-690-6903 or through the Internet at www.proxyvote.com. You may also vote in person at the meeting or complete and return the enclosed proxy card.

If you:

1. choose to help Asia Pacific Fund save time and postage costs by voting through the Internet or by telephone, please do not return your proxy card.
2. do not respond at all, we may contact you by telephone to request that you cast your vote.
3. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?
The proposed reorganization of Asia Pacific Fund into Federated International Capital Appreciation Fund (formerly, Federated International Growth Fund).

Why is the Reorganization being proposed?
The Board of Directors and the Asia Pacific Fund's investment adviser believe that the Reorganization is in the best interest of Asia Pacific Fund and its shareholders.

Asia Pacific Fund concentrates its portfolio in equity securities of companies in the Asia Pacific region, including developed markets like Japan, Hong Kong, and Australia, and emerging market countries like China, India, and Korea. The Asia Pacific Fund uses the growth style of stock selection.

Federated International Capital Appreciation Fund invests its assets in a diversified portfolio of equity securities of companies located in foreign countries, using a blend of growth and value styles in its stock selection.


Both Asia Pacific Fund and Federated International Capital Appreciation Fund share the same investment objective - long-term growth of capital.




Although the Board believes the Asia Pacific Fund's performance has been satisfactory, questions have been raised concerning the long-term viability of Asia Pacific Fund because of its relatively small size, high expenses, and difficulty in growing its assets.

Additionally, the Adviser is unwilling to continue to waive its investment advisory fee and/or reimburse operating expenses as it has done in the past.

The Board believes that combining the two funds may offer:

o     a larger asset base to help absorb operating costs;
o investment opportunities not limited to a particular region of the world; and
o     a more broadly diversified portfolio of securities.

How will the Reorganization affect my investment?
o     The investment objective will remain the same.
o The cash value of your investment will not change. You will receive Class A, B, or C Shares of Federated International Capital Appreciation Fund with a total dollar value equal to the total dollar value of your Asia Pacific Fund Class A, B, and C Shares.
o You will have investment exposure to all regions of the world, excluding the United States, instead of simply the Asia Pacific region.
o     The Reorganization will be a tax-free transaction.

Who do I call with questions about the Prospectus/Proxy Statement? Call your Investment Professional or a Federated Client Service
Representative. Federated's toll-free number is 1-800-341-7400.


------------------------------------------------------------------------------
 After careful consideration, the Board of Directors has unanimously approved
------------------------------------------------------------------------------
   this proposal. The Board recommends that you read the enclosed materials carefully and vote for the proposal.




------------------------------------------------
    FEDERATED WORLD INVESTMENT SERIES, INC.
------------------------------------------------

       FEDERATED ASIA PACIFIC GROWTH FUND


   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
          TO BE HELD OCTOBER 18, 2002


     TO SHAREHOLDERS OF FEDERATED ASIA PACIFIC GROWTH FUND, A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.: A special meeting of the shareholders of Federated Asia Pacific Growth Fund (the "Asia Pacific Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on October 18, 2002, for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated International Capital Appreciation Fund (the "International Capital Appreciation Fund") would acquire all of the assets of the Asia Pacific Fund in exchange for Class A, B and C Shares of the International Capital Appreciation Fund to be distributed pro rata by the Asia Pacific Fund to holders of its Class A, B and C Shares, in complete liquidation and termination of the Asia Pacific Fund; and

2. To transact such other business as may properly come before the meeting or any adjournment thereof.


     The Board of Directors has fixed August 19, 2002 as the record date for determination of shareholders entitled to vote at the meeting.

                                                By Order of the Board of
                                                Directors,




                                                John W. McGonigle
                                                Secretary



August 28, 2002



                ------------------------------------------------

     YOU CAN HELP THE CORPORATION AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

                ------------------------------------------------



                           PROSPECTUS/PROXY STATEMENT

                                 AUGUST 28, 2002

                          Acquisition of the assets of

                       FEDERATED ASIA PACIFIC GROWTH FUND
                    a portfolio of Federated World Investment
                                  Series, Inc.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000

                        By and in exchange for Shares of

                  FEDERATED INTERNATIONAL CAPITAL APPRECIATION
                                      FUND
                    a portfolio of Federated World Investment
                                  Series, Inc.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000

     This Prospectus/Proxy Statement describes the proposal for Federated Asia Pacific Growth Fund (the "Asia Pacific Fund") to transfer all of its assets to Federated International Capital Appreciation Fund (the "International Capital Appreciation Fund"), formerly Federated International Growth Fund, in exchange for shares of the International Capital Appreciation Fund (the "Reorganization"). International Capital Appreciation Fund Shares will be distributed pro rata by the Asia Pacific Fund to its shareholders in complete liquidation and dissolution of the Asia Pacific Fund. As a result of the Reorganization, each owner of shares of the Asia Pacific Fund will become the owner of Class A, B or C Shares of the International Capital Appreciation Fund having a total net asset value equal to the total net asset value of his or her holdings in the Asia Pacific Fund on the date of the Reorganization (the "Closing Date").

     The investment objectives of both the International Capital Appreciation Fund and the Asia Pacific Fund (collectively referred to as the "Funds") are to provide long-term growth of capital. The Asia Pacific Fund pursues its investment objective by concentrating its portfolio of investments in equity securities of companies located in the Asia Pacific Region of the world. The Asia Pacific Fund's portfolio is managed using a growth style of stock selection. The International Capital Appreciation Fund pursues its investment objective by investing its assets primarily in equity securities of companies based in foreign countries. The International Capital Appreciation Fund's portfolio is managed using a blend of growth and value stocks.

     For a comparison of the investment policies of the Funds, see "Summary -- Comparison of Investment Objectives and Policies." Information concerning Class A, B and C Shares of the International Capital Appreciation Fund, as compared to Shares of the Asia Pacific Fund, is included in this Prospectus/Proxy Statement in the sections entitled "Summary -- Comparative Fee Tables" and "Information About the Reorganization -- Description of International Capital Appreciation Fund Shares and Capitalization."


     This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the International Capital Appreciation Fund, dated January 31, 2002, (revised August 7, 2002) which is incorporated herein by reference. A Prospectus and a Statement of Additional Information for the Asia Pacific Fund dated January 31, 2002, as well as a Statement of Additional Information dated August 28, 2002 (relating to this Prospectus/Proxy Statement) containing additional information have been filed by Federated World Investment Series, Inc. ("Corporation") with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. Further information about the International Capital Appreciation Fund's performance is contained in the International Capital Appreciation Fund's Annual Report for its fiscal year ended November 30, 2001 and Semi Annual Report dated May 31, 2002, which are incorporated herein by reference. Copies of these materials, Annual and Semi Annual Reports and other information about the International Capital Appreciation Fund may be obtained without charge by writing or by calling the Corporation at the address and telephone number shown on the previous page.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

     SHARES OF THE INTERNATIONAL CAPITAL APPRECIATION FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE INTERNATIONAL CAPITAL APPRECIATION FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE INTERNATIONAL CAPITAL APPRECIATION FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS
                                                                      Page
 SUMMARY                                                              1

   Reasons for the Proposed Reorganization                            1
   Comparison of Investment Objectives and Policies                   4
   Comparison of Risks                                                5
   Comparative Fee Tables                                             5
   Comparison of Potential Risks and Rewards:
Performance Information                                               11
   Average Annual Total Return Tables                                 13
   Purchase, Redemption and Exchange
Procedures; Dividends and Distributions                               14
   Service Fees, Advisory Fees and Expense
Ratios                                                                14

INFORMATION ABOUT THE REORGANIZATION                                  14
   Comparison of Investment Objectives,
Policies and Limitations                                              14
   Description of the Plan of Reorganization                          14
   Description of International Capital
Appreciation Fund Shares and Capitalization                           15
   Federal Income Tax Consequences                                    16
   Comparative Information on Shareholder
Rights and Obligations                                                16

INFORMATION ABOUT THE INTERNATIONAL CAPITAL
APPRECIATION FUND AND THE ASIA PACIFIC FUND                           17
   International Capital Appreciation Fund                            17
   Asia Pacific Fund                                                  17
   About the Proxy Solicitation and the Meeting                       18
   Proxies, Quorum and Voting at the Special Meeting                  18
   Share Ownership of the Funds                                       19
   Interests of Certain Persons                                       20

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY          20

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)                     A-1


                     ------------------------------





                                   SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of the Asia Pacific Fund, both dated January 31, 2002, the Prospectus and Statement of Additional Information of the International Capital Appreciation Fund, both dated January 31, 2002 (revised, August 7, 2002), and the Agreement and Plan of Reorganization (the "Plan"). A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. The prospectus of the International Capital Appreciation Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

      The Board of Directors ("Board") has determined that a combination of the Asia Pacific Fund with the International Capital Appreciation Fund is the best course of action for the Asia Pacific Fund's shareholders because, after six years of operation, the Asia Pacific Fund has not grown to a viable size. The Asia Pacific Fund's net assets have declined since 1999 to reach $20.1 million at June 30, 2002. At the Fund's present size, the fixed expenses of operating the Fund relative to the Fund's net assets are too high for shares of the Fund to be saleable without the Adviser's waiver of its investment advisory fee and/or reimbursement of Fund operating expenses. The Fund's distributor, Federated Securities Corp., (the "Distributor") has advised the Board that it does not believe it can significantly increase sales of Fund shares in the future. The Adviser of the Fund has advised the Board that is unwilling to continue to waive its fee and reimburse the Fund's operating expenses.

      The Fund is intended to be used within a broader global equity portfolio where asset classes or categories are defined primarily by region of the world (e.g., U.S., Europe, Latin America, Asia-Pacific). Although the Adviser continues to believe that the economic, political and cultural differences among regions of the world are sufficient to define regional asset classes, the Distributor has found that many of its clients do not have the resources or expertise to make regional asset allocation decisions. Rather, the Distributor believes that most of its clients would prefer that the Adviser make regional asset allocation decisions within a general international equity fund.

      The following table shows the total return performance of the Asia Pacific Fund, based on net asset value, for each calendar year since the Fund's inception against its performance benchmark, the Morgan Stanley Capital International, All Country Asia Pacific Free index ("MSCI-APFI"), the Morgan Stanley Capital International, Combined Asia Pacific index ("MSCI-AP"), net sales of Fund shares for each calendar year, and the Fund's net assets at each calendar year end.



--------------------------------------------------------------------------------
Asia Pacific Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Class A Shares    0.50%    (26.97)%   (7.36)%   128.24%   (44.72)%  (26.22)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MSCI-APFI**          N/A      N/A        N/A       57.98%    (28.57)%  (20.93)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MSCI-AP              (8.66)%  (27.75)%   0.53%     57.86%    (28.91)%  (24.48)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Sales of Fund    $8       $7         $2        $26       $5        -$7
Shares               million  million    million   million   million   million
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Net Assets      $7million$11        $12       $62       $36       $20
                              million    million   million   million   million
--------------------------------------------------------------------------------
* Reflects the period from the Fund's inception on February 28, 1996 to December 31, 1996.
**Inception date for the MSCI-APFI was December 31, 1998.

      As the table illustrates, despite the generally satisfactory performance of the Asia Pacific Fund relative to its performance benchmark and the opportunities for high absolute returns in the Asia Pacific region, net sales of the Fund's shares and Fund assets have not grown, but rather declined.

      The International Capital Appreciation Fund is a general international equity fund that may invest in all regions of the world other than the United States. This Fund is intended to represent all foreign equities within a broader global portfolio instead of just the Asia Pacific region. Thus, the International Capital Appreciation Fund will continue to provide exposure to the Asia Pacific region and, in addition, enable the Adviser to make regional asset allocation decisions. The Distributor expects that the International Capital Appreciation Fund will better meet the investment needs of its clients, and therefore the Distributor has advised the Board that it believes it can sell shares of the Fund and grow its assets to a viable size.

      From its inception on July 1, 1997 to August 7, 2002, the International Capital Appreciation Fund had a different investment strategy and was named "International Growth Fund." The International Growth Fund was designed as an investment vehicle for investors that preferred the Adviser to make asset allocation decisions among the various international mutual funds for which affiliates of Federated Investors, Inc. ("Federated") serve as investment adviser and principal underwriter. International Growth Fund was managed as a "fund of funds" and accordingly had an investment policy to invest at least 80% of its assets in the shares of other Federated open-end international mutual funds. The underlying funds in which International Growth Fund invested included: Asia Pacific Fund, Federated Emerging Markets Fund, Federated European Growth Fund and Federated International Small Company Fund.

      The investment strategy of International Growth Fund was changed from a "fund of funds" to investing directly in foreign equity securities, and the name changed to International Capital Appreciation Fund, to attempt to provide substantially all the active management opportunities represented by foreign equities in a single integrated portfolio. The Adviser of the International Capital Appreciation Fund is free to seek relative value opportunities among markets and sectors, as well as between investment styles.

      Both the Asia Pacific Fund and the International Capital Appreciation Fund are managed by the Adviser and invest directly in foreign equity securities. Both Funds invest in companies located in the Asia Pacific region. Additionally, the management of each Fund shares the same analytical, trading and other resources and is subject to the same investment process disciplines within the Federated organization. Each Fund invests in both emerging and developed markets.

      The primary difference between the two Funds is that the Asia Pacific Fund focuses on selecting equity securities in the Asia Pacific region. The International Capital Appreciation Fund does not invest exclusively in companies located in the Asia Pacific region or in any other region of the world.

      The Asia Pacific Fund's benchmark, the MSCI-APFI, is an unmanaged market value-weighted average of the performance of securities listed on the stock exchanges of 14 countries in the Asia Pacific region. The countries include both developed markets, such as Japan, Hong Kong and Australia, and emerging market countries, such as China, India, and Korea. The MSCI-AP is similar to the MSCI-APFI. The MSCI-APFI differs from the MSCI-AP in that it adjusts the market capitalizations of constituent stocks based on local market restrictions on share ownership by foreigners. The International Capital Appreciation Fund's benchmark, the Morgan Stanley Capital International-All Country World Index (Except U.S.) ("MSCI-ACWI Ex. U.S."), is an unmanaged index representing 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. The following table shows the Average Annual Total Returns for each calendar year since 1996 for the MSCI-APFI, MSCI-AP and the MSCI-ACWI Ex. U.S.

For the calendar year ended December 31:

--------------------------------------------------------------------------------
Benchmark    1996   1997    1998   1999    2000   2001    1 Year  3 Years 5
Index*                                                                    Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MSCI-APFI**  N/A    N/A     N/A    57.98%  (28.57)(20.93)%(20.93)%(3.73)% N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MSCI-AP      (8.66)%(27.75)%0.53%  57.86%  (28.91)(24.48)%(24.48)%(5.38)%(9.26)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MSCI-ACWI    4.65%  (0.14)% 12.00% 29.68%  (16.28)(21.74)%(21.74)%(5.29)%(1.01)%
Ex. U.S.
--------------------------------------------------------------------------------
 *Investment cannot be made in an index.
**Inception date for the MSCI-APFI was December 31, 1998.

      Another difference between the two Funds is that the Asia Pacific Fund primarily uses a growth style in its stock selection process while the International Capital Appreciation Fund uses both growth and value styles. Other differences between the Funds are discussed below under the captions "Comparison of Investment Objectives and Policies," "Comparison of Risks," and "Comparative Fee Tables."


      The following table shows the Funds' Average Annual Total Returns, based on net asset value, relative to each Fund's respective benchmark, for
the periods ended June 30, 2002.1   The Average Annual Returns of the
International Capital Appreciation Fund should not be viewed as indicative of the future performance because the results reflect the performance of the International Capital Appreciation Fund when it was operated as the International Growth Fund and managed as a "fund of funds."

Individual Share Class Total      1-Year    3-Years   5-Years  Since
Return Performance as of June                                  Inception2
30, 2002
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Asia Pacific Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class A Shares              (13.27)%  (11.95)%  (10.20)%  (6.34)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class B Shares              (13.93)%  (12.67)%  (10.85)%  (7.03)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class C Shares              (13.76)%  (12.63)%  (10.79)%  (6.96)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
MSCI- APFI3                      (9.15)%   (8.61)%   N/A       N/A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
MSCI-AP                          (10.27)%  (11.21)%  (9.26)%   (7.85)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
International Capital
Appreciation Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class A Shares              (12.53)%  (8.25)%   N/A       (4.79)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class B Shares              (13.22)%  (8.98)%   N/A       (5.53)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class C Shares              (13.19)%  (8.96)%   N/A       (5.46)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
MSCI-ACWI Ex. U.S.               (9.97)%   (8.15)%   N/A       (3.74)%
-------------------------------------------------------------------------
 1.  Past performance is no guarantee of future results.
   Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2.  The Asia Pacific Fund's since inception date was February 28,
   1996. The International Capital Appreciation Fund's since inception date was July 1, 1997.
 3.  The MSCI-APFI's inception date was December 31, 1998.

      The Board has voted to recommend the approval of the Plan pursuant to which International Capital Appreciation Fund, a portfolio of Corporation, would acquire all of the assets of Asia Pacific Fund, also a portfolio of Corporation, in exchange for Class A, B and C Shares of International Capital Appreciation Fund (the "Exchange"). Immediately following the Exchange, Asia Pacific Fund will distribute the Class A, B and C Shares of International Capital Appreciation Fund to holders of Class A, B and C Shares of Asia Pacific Fund, respectively (the "Distribution"). The Exchange and the Distribution are collectively referred to in this Prospectus/Proxy Statement as the "Reorganization." As a result of the Reorganization, each holder of Class A, B and C Shares of Asia Pacific Fund will become the owner of Class A, B and C Shares of International Capital Appreciation Fund having a total net asset value equal to the total net asset value of his or her holdings of Class A, B and C Shares in Asia Pacific Fund on the Closing Date (as hereinafter defined).

      Concurrent with the Reorganization, the International Capital Appreciation Fund has entered into an Agreement and Plan of Reorganization to acquire the assets of the Federated Emerging Markets Fund. The Federated Emerging Markets Fund had net assets of $40.7 million as of June 30, 2002. The Reorganization is in no way dependent upon the successful completion of the International Capital Appreciation Fund's acquisition of Federated Emerging Markets Fund's assets.

      In considering the proposed Reorganization, the Board took into consideration a number of factors, including: (1) the compatibility of the International Capital Appreciation Fund's and the Asia Pacific Fund's investment objectives, policies and limitations; (2) the greater long-term viability of the International Capital Appreciation Fund that could result in economics of scale through the spreading of operating costs over a larger asset base; (3) the Reorganization provides for continuity of distribution and shareholder servicing arrangements; and (4) the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes either to the International Capital Appreciation Fund or the Asia Pacific Fund or to shareholders of the Asia Pacific Fund.

      The Board concluded to recommend that the shareholders of the Asia Pacific Fund vote to approve the Reorganization. Pursuant to Rule 17a-8 under the Investment Company Act of 1940, ("1940 Act"), the Board, including a majority of the Directors who are not interested persons, determined that participation in the transaction was in the best interests of the Asia Pacific Fund's shareholders and that the interests of existing Asia Pacific Fund shareholders would not be diluted as a result of effecting the transaction.

      The Board likewise approved the Reorganization on behalf of the International Capital Appreciation Fund. Pursuant to Rule 17a-8 under the 1940 Act, the Board, including a majority of the Directors who are not interested persons, determined that participation in the transaction was in the best interests of the International Capital Appreciation Fund's shareholders and that the interests of existing International Capital Appreciation Fund shareholders would not be diluted as a result of effecting the transaction.

      As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by either Fund or the Asia Pacific Fund's shareholders. The tax basis of the shares of the International Capital Appreciation Fund received by Asia Pacific Fund shareholders will be the same as the tax basis of their shares in the Asia Pacific Fund.


Comparison of Investment Objectives and Policies

Investment objective. The investment objectives of the Asia Pacific Fund and the International Capital Appreciation Fund are identical. Each Fund seeks to provide long-term growth of capital.

Investment exposure provided by each Fund. The Asia Pacific Fund pursues long-term growth of capital by investing primarily in equity securities of companies based in countries in the Asia Pacific Region of the world. The Asia Pacific Fund is intended to represent the Asia Pacific Region in a broader global equity portfolio. The International Capital Appreciation Fund pursues long-term growth of capital by investing primarily in equity securities of companies based in foreign countries. The International Capital Appreciation Fund is intended to represent foreign equities in a broader global equity portfolio.

Investment benefits of foreign securities. Both the Asia Pacific Fund and the International Capital Appreciation Fund provide exposure to equity securities of companies based in foreign countries. Adding Asia Pacific Region exposure to a broader global equity portfolio or international exposure to a U.S. equity portfolio may benefit the portfolio by either increasing portfolio returns or reducing portfolio risk, or both, over longer periods of time. Differences across countries and regions in factors such as political orientation and structure, geographic location, language and cultural factors, regulatory and accounting practices and tax laws, as opposed to sector and company considerations, create unique investing opportunities among countries and regions. These differences also reduce correlation of returns among portfolio holdings caused by global economic, sector and industry factors, and thereby reduce a broader portfolio's overall risk.

Role of active management. Both the Asia Pacific Fund and the International Capital Appreciation Fund are actively managed. This means that the Adviser's goal is for its stock selection skill to drive each Fund's performance. The Adviser actively manages the Asia Pacific Fund seeking total returns over longer time periods in excess of a benchmark index, the MSCI-APFI. The Adviser actively manages the International Capital Appreciation Fund seeking total returns in excess of the MSCI-ACWI Ex. U.S.

Adviser's stock selection process. The Adviser's stock selection process for the Asia Pacific Fund is bottom-up and growth oriented. The Adviser emphasizes fundamental analysis of companies by skilled portfolio managers (bottom up stock selection) instead of attempting to predict the impact of economic and market cycles (top-down). The Adviser also considers the economic environment and outlook in making stock selection decisions, but those factors play a secondary role to bottom-up analysis.

      In the growth style, the Adviser selects stocks by attempting to evaluate the companies in the Fund's investment universe based on fundamental analysis of, and forecasting, their potential for future stock price appreciation. Key factors in this analysis are: evaluation of the quality of company management, industry position, financial strength, and expected future growth in earnings or cash flows. Before purchasing the stock of a company with strong growth potential, the Adviser weighs growth potential against market price to evaluate the stock's appreciation potential compared to its price.


      The Adviser's stock selection process for the International Capital Appreciation Fund is a core blend of growth and value styles. The Adviser's process for selecting investments combines different analytical and valuation techniques according to investment style. In the growth style, the Adviser uses the same bottom up stock selection process as for the Asia Pacific Fund. In the value style, the Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price as the market recognizes the company's true value. The Adviser identifies value stocks by first screening the universe of available stocks to identify those companies with relatively low price/book value or price/earnings ratios, as well as other indicators of relative value; such as dividend yield. After identifying investment candidates, the Adviser performs fundamental research and analysis to select stocks.

      The Adviser's style for the Asia Pacific Fund has a growth bias because the Adviser believes that emphasizing company earnings growth in stock selection may create greater excess returns in rising markets. By blending growth and value styles in the International Capital Appreciation Fund, the Adviser seeks to provide capital appreciation with lower overall portfolio volatility than a portfolio of only growth stocks.

Risk management. In both the Asia Pacific Fund and the International Capital Appreciation Fund, the Adviser manages the portfolio's exposure to random or unpredictable events that may adversely affect individual companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular company, through portfolio diversification. In both Funds, the Adviser attempts to manage the relative risk underperformance of the stocks of growth companies in down markets by seeking to purchase growth stocks at reasonable prices.

Investment constraints. Neither the Asia Pacific Fund nor the International Capital Appreciation Fund is limited in the portion of its assets that it invests in foreign companies based in either developed markets or in emerging markets. Further, neither Fund is limited in the portion of its investments that are denominated in either foreign currency or in U.S. dollars. Both Funds may hedge a portion of their currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a Fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. The majority of both Funds' portfolios have not be hedged and have therefore been subject to currency risk, and it anticipated that this will remain the case for the International Capital Appreciation Fund.

Comparison of Risks

      The risks associated with the International Capital Appreciation Fund and the Asia Pacific Fund are similar. Both Funds are subject to the risk of general stock market volatility, investing in foreign securities, foreign currency risks, and liquidity risks and risks associated with investing in emerging markets.

      The Asia Pacific Fund could entail greater risk than the International Capital Appreciation Fund because it uses a growth bias in its stock selection and normally invests at least 80% of its assets in the Asia Pacific Region. Growth stocks are typically riskier investments than value stocks, since they often have higher price/earnings ratios and make little or no dividend payments to shareholders. Since the Asia Pacific Fund normally invests in the Asia Pacific Region, it will be subject to the economic, governmental or market risks that occur in to that region of the world. For example, some of the currencies of the Asia Pacific Region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of the currencies periodically. The International Capital Appreciation Fund uses a "blend" of growth and value investing styles. The combination of investment styles may impact their risk characteristics because when one style is in favor, the other style (and
associated investments) is generally out of favor.   The International
Capital Appreciation Fund does not have any investment policy to invest in any particular region of the world and therefore is not subject to regional risks to the extent of the Asia Pacific Fund.



Comparative Fee Tables

      Set forth in the following tables is information regarding the fees and expenses incurred by the Class A, B and C Shares of the Asia Pacific Fund and Class A, B and C Shares of the International Capital Appreciation Fund (formerly, International Growth Fund) as of November 30, 2001, and pro forma fees for the International Capital Appreciation Fund after giving effect to the Reorganization.



FEES AND EXPENSES OF THE FUNDS' CLASS A SHARES                              International
                                                             International  Capital
                                                  Asia         Capital      Appreciation
                                                 Pacific     Appreciation   Fund
                                                  Fund           Fund       Pro Forma
Shareholder Fees                                                            Combined
                                               ------------------------------------------
                                               ------------------------------------------
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on            5.50%        5.50%          5.50%
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or          0.00%        0.00%          0.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                   None          None          None
Distributions) (as a percentage of offering
price)
Redemption Fee (as a percentage of amount         None          None          None
redeemed, if applicable)
Exchange Fee                                      None          None          None

Annual Fund Operating Expenses (Before
Waivers) 1
Expenses That are Deducted From Fund Assets
 (as percentage of average net assets)
Management Fee                                   1.10%2        0.20%3         1.25%
Distribution (12b-1) Fee4                         0.25%        0.25%          0.25%
Shareholder Services Fee                          0.25%        0.25%5         0.25%
Other Expenses                                    2.54%        1.59%          1.26%
Total Annual Fund Operating Expenses              4.14%        2.29%          3.01%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


1 Although not contractually obligated to do so, the Adviser, Distributor and shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending November 30, 2002. Total Actual Annual Fund Operating Expenses (after waivers) for Asia Pacific Fund's Class A Shares and International Capital Appreciation Fund's Class A Shares were 2.55% and 0.75%, respectively, for the fiscal year ended November 30, 2001.

  Total Waivers of Fund                           1.14%         0.70%      1.17%
  Expenses

  Total Actual Annual Fund Operating Expenses     3.00%         1.59%      1.84%
  (after waivers)


2  The Adviser expects to voluntarily waive a portion of the management fee.
  The Adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Asia Pacific Fund (after the anticipated voluntary waiver) will be 0.21% for the fiscal year ending November 30, 2002.

3 Because the International Capital Appreciation Fund did not invest in individual securities at November 30, 2001, it paid the Adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund paid or accrued the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets that are invested in individual stocks, bonds or money market instruments, and not on those assets invested in the underlying funds. The Fund may also charge an asset allocation fee of 0.20% of its average daily net assets invested in shares of the underlying funds. The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 2002.

4   Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending November 30, 2002.

5   The shareholder services fee is expected to be voluntarily waived.  This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by International Capital Appreciation Fund's Class A Shares (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending November 30, 2002.




EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                          International
                                                          Capital
                                            International Appreciation
                                    Asia          Capital   Fund
                                  Pacific   Appreciation  Pro Forma
                                    Fund       Fund       Combined
1 Year
Expenses assuming redemption           $943       $769         $837
Expenses assuming no redemption        $943       $769         $837
3 years
Expenses assuming redemption         $1,739     $1,226       $1,429
Expenses assuming no redemption      $1,739     $1,226       $1,429
5 Years
Expenses assuming redemption         $2,549     $1,708       $2,045
Expenses assuming no redemption      $2,549     $1,708       $2,045
10 Years
Expenses assuming redemption         $4,635     $3,031       $3,694
Expenses assuming no redemption      $4,635     $3,031       $3,694


------------------------------------------------------------------------------



FEES AND EXPENSES OF THE FUNDS' CLASS B SHARES                             International
                                                                             Capital
                                                            International  Appreciation
                                                   Asia           Capital      Fund
                                                 Pacific    Appreciation     Pro Forma
Shareholder Fees                                   Fund        Fund          Combined
                                                 ----------------------------------------
                                                 ----------------------------------------
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on             None         None           None
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or          5.50%        5.50%           5.50%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)     None         None           None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount          None         None           None
redeemed, if applicable)
Exchange Fee                                       None         None           None

Annual Fund Operating Expenses (Before Waivers)
1
Expenses That are Deducted From Fund Assets
 (as percentage of average net assets)
Management Fee                                    1.10%2       0.20%3          1.25%
Distribution (12b-1) Fee                          0.75%        0.75%           0.75%
Shareholder Services Fee                          0.25%        0.25%4          0.25%
Other Expenses                                    2.54%        1.59%           1.26%
Total Annual Fund Operating Expenses5             4.64%        2.79%           3.51%


-------------------------------------------------------------------------------
1   Although not contractually obligated to do so, the Adviser and shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending November 30, 2002. Total Actual Annual Fund Operating Expenses (after waivers) for Asia Pacific Fund's Class B Shares and International Capital Appreciation Fund's Class B Shares were 3.30% and 1.50%, respectively, for the fiscal year ended November 30, 2001.

  Total Waivers of Fund                         0.89%       0.45%        0.92%
  Expenses

  Total Actual Annual Fund Operating Expenses   3.75%       2.34%        2.59%
  (after waivers)

2  The Adviser expects to voluntarily waive a portion of the management fee.
  The Adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Asia Pacific Fund (after the anticipated voluntary waiver) will be 0.21% for the fiscal year ending November 30, 2002.

3 Because the International Capital Appreciation Fund did not invest in individual securities at November 30, 2001, it paid the Adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund paid or accrued the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets that are invested in individual stocks, bonds or money market instruments, and not on those assets invested in the underlying funds. The Fund may also charge an asset allocation fee of 0.20% of its average daily net assets invested in shares of the underlying funds. The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 2002.

4   The shareholder services fee is expected to be voluntarily waived.  This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by International Capital Appreciation Fund's Class B Shares (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending November 30, 2002.

5   After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.




EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                         International
                                                         Capital
                                   Asia    International Appreciation
                                  Pacific        Capital    Fund
                                   Fund    Appreciation  Pro Forma
                                              Fund        Combined
1 Year
Expenses assuming redemption        $1,015       $832         $904
Expenses assuming no redemption       $465       $282         $354
3 years
Expenses assuming redemption        $1,800     $1,265       $1,477
Expenses assuming no redemption     $1,400       $865       $1,077
5 Years
Expenses assuming redemption        $2,541     $1,674       $2,022
Expenses assuming no redemption     $2,341     $1,474       $1,822
10 Years
Expenses assuming redemption        $4,626     $2,999       $3,672
Expenses assuming no redemption     $4,626     $2,999       $3,672


------------------------------------------------------------------------------



FEES AND EXPENSES OF THE FUNDS' CLASS C                                   International
SHARES                                                                       Capital
                                                                           Appreciation
                                               Asia      International         Fund
                                             Pacific        Capital          Pro Forma
                                               Fund      Appreciation        Combined
Shareholder Fees                                              Fund
                                             --------------------------------------------
                                             --------------------------------------------
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on         None           None             None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or      1.00%          1.00%            1.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                None           None             None
Distributions) (as a percentage of offering
price)
Redemption Fee (as a percentage of amount      None           None             None
redeemed, if applicable)
Exchange Fee                                   None           None             None

Annual Fund Operating Expenses (Before
Waivers) 1
Expenses That are Deducted From Fund
Assets  (as percentage of average net
assets)
Management Fee                                1.10%2         0.20%3           1.25%
Distribution (12b-1) Fee                      0.75%          0.75%            0.75%
Shareholder Services Fee                      0.25%          0.25%4           0.25%
Other Expenses                                2.54%          1.59%            1.26%
Total Annual Fund Operating Expenses          4.64%          2.79%            3.51%


------------------------------------------------------------------------------

1. Although not contractually obligated to do so, the Adviser and shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending November 30, 2002. Total Actual Annual Fund Operating Expenses (after waivers) for Asia Pacific Fund's Class C Shares and International Capital Appreciation Fund's Class C Shares were 3.30% and 1.50%, respectively, for the fiscal year ended November 30, 2001.


  Total Waivers of Fund                       0.89%       0.45%       0.92%
  Expenses.............................
  Total Actual Annual Fund Operating          3.75%       2.34%       2.59%
  Expenses (after waivers).............

2  The Adviser expects to voluntarily waive a portion of the management fee.
  The Adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Asia Pacific Fund (after the anticipated voluntary waiver) will be 0.21% for the fiscal year ending November 30, 2002.

3 Because the International Capital Appreciation Fund did not invest in individual securities at November 30, 2001, it paid the Adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund paid or accrued the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets that are invested in individual stocks, bonds or money market instruments, and not on those assets invested in the underlying funds. The Fund may also charge an asset allocation fee of 0.20% of its average daily net assets invested in shares of the underlying funds. The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 2002.

4     The shareholder services fee is expected to be voluntarily waived.
  This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by International Capital Appreciation Fund's Class C Shares (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending November 30, 2002.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class C Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Funds' Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                                                                 International
                                                International       Capital
                                        Asia       Capital        Appreciation
                                       Pacific  Appreciation          Fund
                                        Fund        Fund           Pro Forma
                                                                    Combined
1 Year
Expenses assuming redemption               $565          $382              $454
Expenses assuming no redemption            $465          $282              $354
3 years
Expenses assuming redemption             $1,400          $865            $1,077
Expenses assuming no redemption          $1,400          $865            $1,077
5 Years
Expenses assuming redemption             $2,341        $1,474            $1,822
Expenses assuming no redemption          $2,341        $1,474            $1,822
10 Years
Expenses assuming redemption             $4,724        $3,119            $3,783
Expenses assuming no redemption          $4,724        $3,119            $3,783


------------------------------------------------------------------------------


Comparison of Potential Risks and Rewards: Performance Information

.......The performance information shown below will help you analyze each
Fund's investment risks in light of its historical returns. The Average Annual Returns and bar chart of the International Capital Appreciation Fund should not be viewed as indicative of the future performance because the results reflect the performance of the International Capital Appreciation Fund when it was operated as the International Growth Fund and managed as a "fund of funds." The bar charts show the variability of each Fund's Class A Shares total returns on a calendar year-by year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. Each Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



Federated Asia Pacific Growth Fund Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Asia Pacific Growth Fund as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "-50.00%" and increasing in increments of 50.00% up to 150.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2001. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through 2001. The percentages noted are:
(26.97)%, (7.37)%, 128.24%, (44.72)%, and (26.22)%, respectively.

Federated International Capital Appreciation Fund Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated International Capital Appreciation Fund, formerly, Federated International Growth Fund, as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "-40.00%" and increasing in increments of 40.00% up to 80.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2001. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1998 through 2001. The percentages noted are: 0.49%, 63.54%, (26.50)%, and (25.60)%, respectively.


     The total returns shown in the bar charts do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

      Asia Pacific Fund's Class A Shares total return for the six-month period from January 1, 2002 to June 30, 2002 was 4.27%.

      International Capital Appreciation Fund's Class A Shares total return for the six-month period from January 1, 2002 to June 30, 2002 was (0.13)%.


     Listed below are the highest and lowest quarterly returns for the International Capital Appreciation Fund and the Asia Pacific Fund for the periods shown in the bar chart above.

--------------------------------------------------------------------------------
Asia Pacific Fund             Highest Quarterly      Lowest Quarterly Return
                              Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares                34.26% (quarter ended  (25.93)% (quarter ended
                              December 31, 1999)     December 31, 1997)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Capital         Highest Quarterly      Lowest Quarterly Return
Appreciation Fund             Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares                33.68% (quarter ended  (15.92)% (quarter ended
                              December 31, 1999)     September 30, 1998)
--------------------------------------------------------------------------------

Average Annual Total Return Tables

      The Average Annual Total Returns for each Fund's Shares are reduced to reflect applicable sales charges. Remember, you will not be charged any sales charges in connection with the reorganization of the Asia Pacific Fund into the International Capital Appreciation Fund. Returns Before Taxes are shown for all Classes of each Fund. In addition Return After Taxes is shown for each Fund's Class A Shares to illustrate the effect of federal taxes on each Fund's returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI-APFI, the MSCI-AP, the MSCI Europe, Australasia, and Far East Index (MSCI-EAFE), and the MSCI-ACWI Ex. U.S., broad-based market indexes. The Asia Pacific Fund's Adviser elected to change its benchmark index from the MSCI-AP to the MSCI-APFI because the MSCI- APFI is more representative of the securities typically held by the Fund. The MSCI-APFI's inception date was December 31, 1998. The International Capital Appreciation Fund's Adviser has elected to change its benchmark index from the MSCI-EAFE to the MSCI-ACWI Ex. U.S. because the MSCI-ACWI Ex. U.S. is more representative of the International Capital Appreciation Fund's new investment strategy and the securities typically held by the Fund. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in a Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

                                 1 Year     5 Year      Start of
(For the periods ended                      -------     Performance1
December 31, 2001)

Asia Pacific Fund
Class A Shares:
Return Before Taxes              (30.29)%  (9.85)%     (8.41)%
Return After Taxes on            (30.29)%  (9.85)%     (8.41)%
Distributions2
Return After Taxes on            (18.44)%  (7.52)%      6.42)%
Distributions and Sale of
Fund Shares2
Class B Shares:
Return Before Taxes              (31.00)%  (9.88)%     (8.37)%
Class C Shares:
Return Before Taxes              (27.57)%  (9.45)%     (8.16)%
MSCI-AP                          (26.38)%  (9.71)%     (9.80)%
MSCI-APFI                        (20.93)%  N/A         N/A

------------------------------------------------------------------------------
                                  1 Year      Start of
(For the periods ended                        Performance3
December 31, 2001)

International Capital
Appreciation Fund
Class A Shares:
Return Before Taxes              (29.70)%    (6.45)%
Return After Taxes on            (29.70)%    (6.91)%
Distributions2
Return After Taxes on            (18.09)%     (5.17)%
Distributions and Sale of
Fund Shares2
Class B Shares:
Return Before Taxes              (30.18)%    (6.38)%
Class C Shares:
Return Before Taxes              (26.88)%    (5.89)%
MSCI-EAFE                        (21.44)%    (1.36)%
MSCI-ACWI Ex. U.S.               (21.74)%    (3.63)%

------------------------------------------------------------------------------
1.  The Asia Pacific Fund's since inception date was February 28, 1996.
2. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in a Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares and Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
3. The International Capital Appreciation Fund's since inception date was July 1, 1997.

Purchase, Redemption and Exchange Procedures; Dividends and Distributions

      Procedures for the purchase, redemption and exchange of Class A, B and C Shares of the International Capital Appreciation Fund are identical to procedures applicable to the purchase and redemption of Class A, B and C Shares of the Asia Pacific Fund. The dividend and distribution policies of the Funds are also identical. For a complete description, refer to the accompanying Prospectus of the International Capital Appreciation Fund. Any questions may be directed to the International Capital Appreciation Fund at 1-800-341-7400.

Service Fees, Advisory Fees and Expense Ratios

      The service providers and applicable service fees, other than the investment advisory fees, for both Funds are identical. The maximum annual investment advisory fee for the International Capital Appreciation Fund is 1.25% of average daily net assets. The maximum annual investment advisory fee for the Asia Pacific Fund is 1.10% of average daily net assets.

      For its fiscal year ending November 30, 2002, the International Capital Appreciation Fund's projected ratio of expenses to average daily net assets was 1.59% for Class A Shares, and 2.34% for both Class B Shares and Class C Shares. Absent voluntary waivers and reimbursement, the projected ratio of expenses to average daily net assets would be 2.29% for Class A Shares and 2.79% for Class B Shares and Class C Shares of the International Capital Appreciation Fund.

      For its fiscal year ending November 30, 2002, the Asia Pacific Fund's projected ratio of expenses to average daily net assets was 3.00% for Class A Shares, and 3.75% for both Class B Shares and Class C Shares. Absent voluntary waivers and reimbursement, the projected ratio of expenses to average daily net assets would be 4.14% for Class A Shares and 4.64% for both Class B Shares and Class C Shares.

      Both the Asia Pacific Fund and the International Capital Appreciation Fund have the ability to pay a Rule 12b-1 fee. The Rule 12b-1 fee as a percentage of average daily net assets of each Fund is 0.25% for Class A Shares, 0.75% for Class B Shares, and 0.75% for Class C Shares.

                     INFORMATION ABOUT THE REORGANIZATION

Comparison of Investment Objectives, Policies and Limitations

      The Funds have the same investment objective, which is to provide long-term growth of capital.

      The fundamental investment limitations of the International Capital Appreciation Fund and the Asia Pacific Fund are identical. For a more in depth comparison of investment objectives, policies and limitations, see "Comparison of Investment Objectives and Policies."

Description of the Plan of Reorganization

      The Plan provides that on or about the Closing Date (presently expected to be on or about October 18, 2002 the International Capital Appreciation Fund will acquire all of the assets of the Asia Pacific Fund in exchange for Class A, B and C Shares of the International Capital Appreciation Fund to be distributed pro rata by the Asia Pacific Fund to holders of its Class A, B and C Shares, respectively, in complete liquidation and termination of the Asia Pacific Fund. Shareholders of the Asia Pacific Fund will become shareholders of the International Capital Appreciation Fund as of 5:00 p.m. (Eastern time) on the Closing Date and will begin accruing dividends on the next day. Shares of the International Capital Appreciation Fund received by Asia Pacific Fund shareholders as part of the Reorganization will not be subject to a sales load.


      Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the Corporation, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Asia Pacific Fund prior to the Closing Date by the Corporation if it believes that consummation of the Reorganization would not be in the best interests of the shareholders of either Fund.

      The Adviser will bear the expenses related to the Reorganization. Such expenses include, but are not limited to: legal fees; registration fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Asia Pacific Fund's shareholders and the costs of holding the special meeting of shareholders.

      The foregoing brief summary of the Plan entered into between the International Capital Appreciation Fund and the Asia Pacific Fund is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of International Capital Appreciation Fund Shares and
Capitalization

      Class A, B and C Shares of the International Capital Appreciation Fund to be issued to shareholders of the Asia Pacific Fund under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the International Capital Appreciation Fund provided herewith for additional information about Class A, B and C Shares of the International Capital Appreciation Fund.

      The following tables show the capitalization of the International Capital Appreciation Fund and the Asia Pacific Fund as of August 19, 2002, and on a pro forma basis as of that date:



           Asia          Asia           Asia           International  International   International
           Pacific       Pacific        Pacific        Capital        Capital         Capital
           Fund          Fund           Fund           Appreciation   Appreciation    Appreciation
           Class A       Class B        Class C        Fund           Fund            Fund
           Shares        Shares         Shares         Class A        Class B         Class C
                                                       Shares         Shares          Shares
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Assets $4,484,516    $4,966,758     $1,531,267     $23,736,696     $6,946,772    $1,864,368
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset  $6.14         $5.85          $5.87          $6.80          $6.64          $6.66
Value Per
Share
---------------------------------------------------------------------
---------------------------------------------------------------------
Shares     730,738       848,712        260,768        3,489,368      1,046,610      280,126
Outstanding
---------------------------------------------------------------------

----------------------------------------


           International       International       International
           Capital             Capital             Capital
           Appreciation        Appreciation        Appreciation
           Fund                Fund                Fund
           Pro                 Pro                 Pro
           Forma               Forma               Forma
           Combined            Combined            Combined
           Class A             Class B             Class C
           Shares              Shares              Shares
----------------------------------------
----------------------------------------
Net Assets $28,221,212        $11,913,530         $3,395,635
----------------------------------------
----------------------------------------
Net Asset  $6.80              $6.64               $6.66
Value Per
Share
----------------------------------------
----------------------------------------
Shares     4,148,856          1,794,616           510,046
Outstanding
----------------------------------------


Federal Income Tax Consequences

      As a condition to the Reorganization, the Corporation will receive an opinion of counsel to the Corporation, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1) of the Code, and the Asia Pacific Fund and the International Capital Appreciation Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the International Capital Appreciation Fund upon its receipt of the Asia Pacific Fund's assets in exchange for International Capital Appreciation Fund shares;

o no gain or loss will be recognized by the Asia Pacific Fund upon transfer of its assets to the International Capital Appreciation Fund in exchange for International Capital Appreciation Fund shares or upon the distribution of the International Capital Appreciation Fund shares to the Asia Pacific Fund's shareholders in exchange for their Asia Pacific Fund shares;

o no gain or loss will be recognized by shareholders of the Asia Pacific Fund upon exchange of their Asia Pacific Fund shares for International Capital Appreciation Fund shares;

o the tax basis of the assets of the Asia Pacific Fund acquired by the International Capital Appreciation Fund will be the same as the tax basis of such assets to the Asia Pacific Fund immediately prior to the Reorganization;

o the tax basis of shares of the International Capital Appreciation Fund received by each shareholder of the Asia Pacific Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Asia Pacific Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the Asia Pacific Fund's assets in the hands of the International Capital Appreciation Fund will include the period during which those assets were held by the Asia Pacific Fund; and

o the holding period of International Capital Appreciation Fund shares received by each shareholder of the Asia Pacific Fund pursuant to the Plan will include the period during which the Asia Pacific Fund shares exchanged therefor were held by such shareholder, provided the Asia Pacific Fund shares were held as capital assets on the date of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the International Capital Appreciation Fund, the Asia Pacific Fund or the Asia Pacific Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of the Asia Pacific Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

Comparative Information on Shareholder Rights and Obligations

      The Corporation is organized as a Maryland corporation pursuant to its Articles of Incorporation dated January 25, 1994, under the laws of the State of Maryland. The rights of shareholders of the Asia Pacific Fund and International Capital Appreciation Fund are identical and are set forth in the Articles of Incorporation. A special meeting of shareholders of either Fund for any permissible purpose is required to be called by the Board upon the written request of the holders of at least 10% of the outstanding shares of the relevant Fund. Shareholders of the Funds are entitled to at least 15 days' notice of any meeting.
        INFORMATION ABOUT THE INTERNATIONAL CAPITAL APPRECIATION FUND
                          AND THE ASIA PACIFIC FUND

International Capital Appreciation Fund

      Information about the Corporation and the International Capital Appreciation Fund is contained in the International Capital Appreciation Fund's current Prospectus. A copy of the Prospectus is included herewith and incorporated by reference herein. Additional information about the Corporation and the International Capital Appreciation Fund is included in the International Capital Appreciation Fund's Statement of Additional Information dated January 31, 2002 (revised, August 7, 2002), which is incorporated herein by reference. Copies of the Statement of Additional Information, as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated August 28, 2002, both of which have been filed with the SEC, may be obtained without charge by contacting the Corporation at 1-800-341-7400 or by writing to the Corporation at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Corporation, on behalf of the International Capital Appreciation Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by the Corporation, on behalf of the International Capital Appreciation Fund, can be obtained by calling or writing the Corporation and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 233 Broadway New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the SEC's Internet Web site (http://www.sec.gov).


      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Corporation, on behalf of the International Capital Appreciation Fund, with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Corporation, the International Capital Appreciation Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.


Asia Pacific Fund


      Information about the Asia Pacific Fund may be found in the Asia Pacific Fund's current Prospectus and Statement of Additional Information, both dated January 31, 2002, which are incorporated herein by reference. Copies of the Asia Pacific Fund's Prospectus and Statement of Additional Information may be obtained without charge from the Asia Pacific Fund by calling 1-800-341-7400 or by writing to the Asia Pacific Fund at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from the Corporation by calling 1-800-341-7400 or by writing to the Corporation at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Asia Pacific Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Asia Pacific Fund can be obtained by calling or writing the Asia Pacific Fund and can also be inspected at the public reference facilities maintained by the SEC at the addresses listed in the previous section.

              THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT
        SHAREHOLDERS APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION


About the Proxy Solicitation and the Meeting

      Proxies are being solicited by the Board, on behalf of its portfolio, the Asia Pacific Fund. The proxies will be voted at the special meeting of shareholders of the Corporation to be held on October 18, 2002 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Corporation or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Corporation may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      The purpose of the Special Meeting is set forth in the accompanying Notice. The Board know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about August 30, 2002, to shareholders of record at the close of business on August 19, 2002 (the "Record Date").
      The International Capital Appreciation Fund's annual report, which includes audited financial statements for its fiscal year ended November 30, 2001, was previously mailed to shareholders. The semi-annual reports for the Asia Pacific Fund and the International Capital Appreciation Fund, which contain unaudited financial statements for the periods ended May 31, 2002, were also previously mailed to shareholders. The Corporation will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for the International Capital Appreciation Fund and the Asia Pacific Fund. Requests for annual reports or semi-annual reports for the International Capital Appreciation Fund and the Asia Pacific Fund may be made by writing to the Corporation's principal executive offices or by calling the Corporation. The Corporation's principal executive offices are located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Corporation's toll-free telephone number is 1-800-341-7400.

Proxies, Quorum and Voting at the Special Meeting

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Corporation is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Corporation. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

      In order to hold the Special Meeting, a "quorum" of shareholders must be present. Holders of one-third of the total number of outstanding shares of the Asia Pacific Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

      Shareholder approval requires the affirmative vote of more than 50% of the shares of the Asia Pacific Fund entitled to vote.


Share Ownership of the Funds
Officers and Directors of the Corporation own less than 1% of the Asia Pacific Fund's outstanding shares.
At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Asia Pacific Fund:

Edward Jones & Co., Maryland Heights, MO, owned approximately 122,388 Class A Shares (13.89%); Charles Schwab & Company, Inc., San Francisco, CA, owned approximately 85,252 Class A Shares (9.67%); Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL, on behalf of various customer accounts, owned approximately 71,612 Class A Shares (8.12%); Bear Sterns Securities Corporation, Brooklyn, NY,owned approximately 51,411 Class A Shares (5.83%); and Prudential Securities Inc., Weston, MA, owned approximately 48,175 Class A Shares (5.47%).
Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL, on behalf of various customer accounts, owned approximately 90,681 Class B Shares (10.68%).
Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL, on behalf of various customer accounts, owned approximately 91,834 Class C Shares (33.99%); NFSC Febo, La Palma, CA owned approximately 21,097 Class C Shares (7.81%); and Dean Witter, FBO, New York, NY owned approximately 38,826 Class C Shares (14.37%).
Officers and Directors of the Corporation own less than 1% of the International Capital Appreciation Fund's outstanding shares.
At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the International Capital Appreciation Fund:

Edward Jones & Co., Maryland Heights, MO, owned approximately 878,178 Class A Shares (25.17%); and Enterprise Trust & Investment Co., owned approximately 923,175 Class A Shares (26.46%).

Edward Jones & Co., Maryland Heights, MO, owned approximately 171,480 Class B Shares (16.39%).

Edward Jones & Co., Maryland Heights, MO, owned approximately 29,755 Class C Shares (10.64%); and Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL, on behalf of various customer accounts, owned approximately 33,321 Class C Shares (11.92%).



Interests of Certain Persons

      The Funds are managed by the Adviser. The Adviser is a subsidiary of Federated. All of the voting securities of Federated are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as Directors of the Corporation.


         OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The Corporation is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Federated World Investment Series, Inc., Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Corporation.


------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD
 AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN
                              THE UNITED STATES.
------------------------------------------------------------------------------


                                           By Order of the Board of Directors,



                                                             John W. McGonigle
                                                                     Secretary

August 28, 2002





                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION


         AGREEMENT AND PLAN OF REORGANIZATION dated ________, (the "Agreement"), between Federated World Investment Series, Inc., a Maryland corporation ("Federated World Investment Series, Inc."), on behalf of its portfolio, Federated International Capital Appreciation Fund (hereinafter called the "Acquiring Fund") with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 and Federated World Investment Series, Inc., on behalf of its portfolio Federated Asia Pacific Growth Fund (the "Acquired Fund"), also with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

         WHEREAS, the Board of Directors of Federated World Investment Series, Inc. (the "Directors") has determined that it is in the best interests of the shareholders of the Acquired Fund, that the assets of the Acquired Fund be acquired by the Acquiring Fund pursuant to this Agreement; and

         WHEREAS, the parties desire to enter into this Agreement which would constitute a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"):

         NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

      1.    Plan of Exchange.
            ----------------

            (a)   Subject to the terms and  conditions  set forth herein,  the
Acquired Fund shall assign, transfer and convey its assets, including all securities and cash held by the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall acquire all of the assets of the Acquired Fund in exchange for full and fractional Class A, B and C Shares of the Acquiring Fund (the "Acquiring Fund Shares"), to be issued by Federated World
Investment Series, Inc., having an aggregate net asset value equal to the value of the net assets of the Acquired Fund. The value of the assets of the Acquired Fund and the net asset value per share of the Acquiring Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Acquiring Fund's assets set forth in the Acquiring Fund's organizational documents and the then-current prospectus and statement of additional information for the Acquiring Fund that forms a part of the Acquiring Fund's Registration Statement on Form N-1A (the "Registration Statement"). In lieu of delivering certificates for the Acquiring Fund Shares, Federated World Investment Series, Inc. shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of Federated World Investment Series, Inc. and shall deliver a confirmation thereof to the Acquired Fund. The Acquired Fund shall then deliver written instructions to Federated World Investment Series, Inc.'s transfer agent to establish accounts for the shareholders on the share record books relating to the Acquiring Fund.

            (b) Delivery of the assets of the Acquired Fund to be transferred shall be made on the Exchange Date (as defined herein). Assets transferred shall be delivered to the account of the Acquiring Fund at State Street Bank and Trust Company, Federated World Investment Series, Inc.'s, custodian (the "Custodian"), with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims). All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.


            (c) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Exchange Date with respect to assets transferred from the Acquired Fund to the Acquiring Fund hereunder and any distributions, rights or other assets received by the Acquired Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Acquired Fund to the Acquiring Fund hereunder. All such assets shall be deemed included in assets transferred to the Acquiring Fund on the Exchange Date and shall not be separately valued.

            (d) The Acquired Fund shall discharge all of its liabilities and obligations on or before the Exchange Date.

            (e) The Exchange Date shall be __________, 2002, or such earlier or later date as may be mutually agreed upon by the parties.

            (f) As soon as practicable after the Exchange Date, the Acquired Fund shall distribute all of the Acquiring Fund Shares received by it among the shareholders of Class A, B and C Shares of the Acquired Fund, in proportion, and take whatever steps are necessary and appropriate to effect the termination of the Acquired Fund. After the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its termination.

      2.    Representations  and  Warranties of the Acquired  Fund.  Federated
            -------------------------------------------------------
World Investment Series, Inc., on behalf of the Acquired Fund, represents and warrants to and for the benefit of the Acquiring Fund as follows:

             (a) Except as shown on the audited financial statements of the Acquired Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquired Fund's business since then, the Acquired Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquired Funds' knowledge, threatened against the Acquired Fund.

            (b) On the Exchange Date, Federated World Investment Series, Inc. will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund's assets to be transferred by it hereunder.

      3.    Representations and Warranties of the Acquiring Fund.  Federated
            ----------------------------------------------------
World Investment Series, Inc., on behalf of the Acquiring Fund, represents and warrants to and for the benefit of the Acquired Fund, as follows:

             (a) Except as shown on the audited financial statements of the Acquiring Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquiring Fund's business since then, the Acquiring Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquiring Funds' knowledge, threatened against the Acquiring Fund.

            (b) At the Exchange Date, the Acquiring Fund Shares to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable. No Acquiring Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

      4.    Acquiring  Fund's   Conditions   Precedent.   The  obligations  of
            ------------------------------------------
Federated World Investment Series, Inc. hereunder with respect to the Acquiring Fund shall be subject to the following conditions:

            (a) The Acquiring Fund shall have been furnished a statement of the Acquired Fund's assets and liabilities, including a list of securities owned by the Acquired Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Valuation Time.


            (b) As of the Exchange Date, all representations and warranties made on behalf of the Acquired Fund made in this Agreement shall be true and correct as if made at and as of such date, the Acquired Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

            (c) A vote of the shareholders of the Acquired Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law and the Articles of Incorporation and By-Laws of Federated World Investment Series, Inc.

            (d) On or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date on or before the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before November 30, 2001 and for the period from said date to and including the Exchange Date, and all of its net capital gain realized (after reduction for any capital loss carry forward), if any, in taxable periods or years ended on or before November 30, 2001 and in the period from said date to and including the Exchange Date.

      5. Acquired Fund's Conditions Precedent. The obligations of Federated World Investment Series, Inc. hereunder with respect to the Acquired Fund shall be subject to the condition that as of the Exchange Date all representations and warranties made in this Agreement on behalf of the Acquiring Fund shall be true and correct as if made at and as of such date, and the Acquiring Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

      6.    Mutual   Conditions   Precedent.   The  obligations  of  both  the
            -------------------------------
Acquiring Fund and the Acquired Fund hereunder shall be subject to the following conditions:

            (a) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein.

            (b) Each party shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP to the effect that the reorganization contemplated by this Agreement with respect to the Acquired Fund qualifies as a "reorganization" under Section 368(a)(1) of the Code.

      Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

      7. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Directors at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Acquired Fund) if circumstances should develop that, in the opinion of the Directors, make proceeding with this Agreement inadvisable.

      If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 7, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Directors, officers or shareholders of Federated World Investment Series, Inc., in respect of this Agreement.


      8. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 or Section 5 may be waived by the Directors, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Directors, if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund.

      9.    No Survival of  Representations.  None of the  representations and
            -------------------------------
warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

      10. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws.

      12.   Counterparts.  This  Agreement  may be executed  in  counterparts,
            ------------
each of which, when executed and delivered, shall be deemed to be an original.

      IN WITNESS WHEREOF, Federated World Investment Series, Inc. has caused this Agreement and Plan of Reorganization to be executed as of the date above first written.





                                    FEDERATED WORLD INVESTMENT SERIES, INC.
                                    on behalf of its portfolio,
                                    Federated Asia Pacific Growth Fund




                                         John W. McGonigle, Secretary


                                    FEDERATED WORLD INVESTMENT SERIES, INC.
                                    on behalf of its portfolio,
                                    Federated International Capital
                                    Appreciation Fund




                                         Richard B. Fisher, President9













                       STATEMENT OF ADDITIONAL INFORMATION

                                AUGUST 28, 2002


                         Acquisition of the assets of

                      FEDERATED ASIA PACIFIC GROWTH FUND
            a portfolio of Federated World Investment Series, Inc.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000

                       By and in exchange for Shares of

              FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
               (formerly, Federated International Growth Fund)
            a portfolio of Federated World Investment Series, Inc.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000



This Statement of Additional Information dated August 28, 2002, is not a prospectus. A Prospectus/Proxy Statement dated August 28, 2002, related to the above-referenced matter may be obtained from Federated World Investment Series, Inc., on behalf of Federated International Capital Appreciation Fund, formerly Federated International Growth Fund ("International Capital Appreciation Fund"), Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.


                              TABLE OF CONTENTS


1. Statement of Additional Information of Federated International Capital Appreciation Fund, a portfolio of Federated World Investment Series, Inc., dated January 31, 2002 (revised, August 7, 2002).

2. Statement of Additional Information of Federated Asia Pacific Growth Fund, a portfolio of Federated World Investment Series, Inc., dated January 31, 2002.

3. Financial Statements of Federated International Capital Appreciation Fund, a portfolio of Federated World Investment Series, Inc., dated November 30, 2001.

4. Financial Statements (unaudited) of Federated International Capital Appreciation Fund, a portfolio of Federated World Investment Series, Inc., dated May 31, 2002.

5. Financial Statements of Federated Asia Pacific Growth Fund, a portfolio of Federated World Investment Series, Inc., dated November 30, 2001.

6. Financial Statements (unaudited) of Federated Asia Pacific Growth Fund, a portfolio of Federated World Investment Series, Inc., dated May 31, 2002.

7.    Pro Forma Financial Information.


                    INFORMATION INCORPORATED BY REFERENCE

      The Statement of Additional Information of Federated Asia Pacific Growth Fund (the "Asia Pacific Fund"), a portfolio of Federated World Investment Series, Inc. (the "Corporation"), is incorporated by reference to the Corporation's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A (File No. 33-52149), which was filed with the Securities and Exchange Commission ("SEC") on or about January 29, 2002. A copy may be obtained from the Corporation at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.

      The Statement of Additional Information of Federated International Capital Appreciation Fund (the "International Capital Appreciation Fund"), a portfolio of the Corporation, is incorporated by reference to the Corporation's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A (File No. 33-52149), which was filed with the SEC on or about January 29, 2002. A copy may be obtained from the Corporation at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number:
1-800-341-7400.

      The audited financial statements of the Asia Pacific Fund dated November 30, 2001, are incorporated by reference to the Annual Report to Shareholders of the Asia Pacific Fund, which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 25, 2002.

      The audited financial statements of the International Capital Appreciation Fund dated November 30, 2001, are incorporated by reference to the Annual Report to Shareholders of the International Capital Appreciation Fund, which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 25, 2002.

      The unaudited financial statements of the International Capital Appreciation Fund, dated May 31, 2002, are incorporated herein by reference to its Semi-Annual Report to Shareholders dated May 31, 2002.

      The unaudited financial statements of the Asia Pacific Fund, dated May 31, 2002, are incorporated herein by reference to its Semi-Annual Report to Shareholders dated May 31, 2002.

The Pro Forma Financial information of the Acquiring Fund, International Capital Appreciation Fund, dated May 31, 2002 and November 30, 2001, respectively, is included herein.



                       Federated Asia Pacific Growth Fund
              Federated International Capital Appreciation Fund
                    Explanatory Statements Pertaining to
                  Pro Forma Financial Statements (unaudited)
                                 May 31, 2002

Basis of Combination

      The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Asia Pacific Fund and Federated International Capital Appreciation Fund ("International Capital Appreciation Fund") formerly, International Growth Fund, collectively ("the Funds"), for the period ended May 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at May 31, 2002.

      The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies, which are disclosed in the historical financial statements of each fund.

      The Pro Forma Financial Statements give effect to the proposed exchange of assets of Asia Pacific Fund for shares of International Capital Appreciation Fund. Under generally accepted accounting principles, International Capital Appreciation Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

      The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs, which may change as a result of the reorganization, are currently undeterminable.

      For the period ended May 31, 2002, Asia Pacific Fund and the International Capital Appreciation Fund paid investment advisory fees computed at the annual rate of 1.10% and 1.25%, respectively, as a percentage of average daily net assets.

Shares of Beneficial Interest

      The Pro Forma net asset value per share assumes the issuance of 568,614 shares of the International Capital Appreciation Fund's Class A Shares to the holders of 1,899,706 shares of the Asia Pacific Fund's Class A Shares, which would be issued May 31, 2002, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 833,837 shares of the International Capital Appreciation Fund's Class B Shares to the holders of 955,100 shares of the Asia Pacific Fund's Class B Shares, which would be issued May 31, 2002, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 200,923 shares of the International Capital Appreciation Fund's Class C Shares to the holders of 230,055 shares of the Asia Pacific Fund's Class C Shares, which would be issued May 31, 2002, in connection with the proposed reorganization.



                  Pro Forma Combining Portfolio of Investments
                            May 31, 2002 (Unaudited)

   Federated    Federated    Federated    Federated                          Federated    Federated      Federated      Federated
                InternationalInternationalInternational                                 International  International  International
                Capital      Capital      Capital                                         Capital        Capital        Capital
                             Appreciation Appreciation                                                  Appreciation   Appreciation
 Asia Pacific  Appreciation  Pro Forma    Pro Forma                          Asia Pacific Appreciation   Pro Forma      Pro Forma
  Growth Fund  Fund          Adjustment   Combined                           Growth Fund     Fund        Adjustment     Combined

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Common Stocks -
40.4%
Automobiles -
1.3%
                                     22,500
22,500         -               -                Toyota Motor Corp.              614,502           --                       614,502
                                                -----------------------------------------------------------------------------------
                                                -----------------------------------------------------------------------------------

 Banking - 2.9%
                                                ----------------------------
                                     24,410     Australia & New Zealand
24,410         -               -                Banking Group Ltd.              269,342           --                       269,342
                                                ----------------------------
                               -     26,000                                     315,839                                    315,839
26,000         -                                HSBC Holdings PLC                                 --
                                                ----------------------------
                                     15,357
15,357         -               -                (1) Kookmin Bank                792,954           --                       792,954
                                                ----------------------------
                                                                           --------------------------------------------------------
                                                     Total                    1,378,135                                  1,378,135
                                                                                                  --
                                                -----------------------------------------------------------------------------------
Capital Goods
- 5.5%
                                                ----------------------------
                               -     400,000    China Merchants Holdings
400,000        -                                International Co., Ltd.         315,391           --                       315,391
                                                ----------------------------
                               -     222,000    (1) Citic Pacific Ltd.          502,356                                    502,356
222,000        -                                                                       -           -
                                                ----------------------------
                               -     75,000     Fuji Heavy Industries Ltd.      361,329                                    361,329
75,000         -                                                                       -           -
                                                ----------------------------
                               -     118,000    (1) Komatsu Ltd.                423,041                                    423,041
118,000        -                                                                       -           -
                                                ----------------------------
                               -     54,000     NGK Insulators, Ltd.            445,486                                    445,486
54,000         -                                                                       -           -
                                                ----------------------------
                               -     65,000     Nippon Thompson                 408,459                                    408,459
65,000         -                                                                       -           -
                                                ----------------------------
                               -     337,000    (1) Sembcorp Marine Ltd.        178,182                                    178,182
337,000        -                                                                                  --
                                                ----------------------------
                                                                           --------------------------------------------------------
                                                     Total                    2,634,244                                  2,634,244
                                                                                                  --
                                                -----------------------------------------------------------------------------------
Consumer
Durables &
Apparel - 1.9%
                                                ----------------------------
                               -     17,200     (1) Pioneer Electronics         323,561                                    323,561
17,200         -                                Corp.                                             --
                                                ----------------------------
                                     14,900     (1) Sega Corp.                  372,125                                    372,125
14,900         -               -                                                                  --
                                                ----------------------------
                                     3,200      Sony Corp., ADR                 185,952                                    185,952
3,200          -               -                                                                  --
                                                ----------------------------
                                                                           --------------------------------------------------------
                                                     Total                      881,638                                    881,638
                                                                                                  --
                                                -----------------------------------------------------------------------------------
                                                ----------------------------
Diversified
Financials -
2.2%
                                                ----------------------------
                                                ----------------------------
                                     5,600      (1) Daishin Securities Co.      104,225                                    104,225
5,600          -               -                                                                  --
                                                ----------------------------
                               -     3,200      JAFCO Co., Ltd.                 309,623                                    309,623
3,200          -                                                                                  --
                                                ----------------------------
                                     51,700     Nikko Securities Co., Ltd.      310,721                                    310,721
51,700         -               -                                                                  --
                                                ----------------------------
                                     20,100     Nomura Securities Co., Ltd.     323,867                                    323,867
20,100         -               -                                                                  --
                                                ----------------------------
                                                                           --------------------------------------------------------
                                                    Total                     1,048,436                                  1,048,436
                                                                                                  --
                                                -----------------------------------------------------------------------------------
 Energy - 1.3%
                                                ----------------------------
                                     350,500    CNOOC Ltd.                      474,083                                    474,083
350,500        -               -                                                                  --
                                                ----------------------------
                               -     200,000    (1) PTT Exploration and
200,000        -                                Production Public Co. Ltd.      160,014           --                       160,014
                                                ----------------------------
                                                                           --------------------------------------------------------
                                                    Total                       634,097                                    634,097
                                                                                                  --
                                                -----------------------------------------------------------------------------------
                                                ----------------------------
Food & Drug
Retailing -
1.3%
                                                -----------------------------------------------------------------------------------
                                                ----------------------------
                               -     14,000     7-Eleven Japan Co., Ltd.        609,063                                    609,063
14,000         -                                                                                  --
                                                -----------------------------------------------------------------------------------
                                                ----------------------------
Food Beverage
& Tobacco -
2.5%
                                                ----------------------------
                                                ----------------------------
                                     56,000     Ajinomoto Co., Ltd.             629,366                                    629,366
56,000         -               -                                                                  --
                                                ----------------------------
                               -     49,000     Nippon Meat Packers, Inc.       568,459                                    568,459
49,000         -                                                                                  --
                                                -----------------------------------------------------------------------------------
                                                ----------------------------
                                                     Total                    1,197,825                                  1,197,825
                                                                                                  --
                                                -----------------------------------------------------------------------------------
                                                ----------------------------
Household &
Personal
Products - 0.2%
                                                -----------------------------------------------------------------------------------
                                                ----------------------------
                               -     37,227     (1) Coreana Cosmetics Co.,      117,724                                    117,724
37,227         -                                Ltd.                                              --
                                                -----------------------------------------------------------------------------------
 Materials -
1.8%
                                                ----------------------------
                                     68,146     BHP Billiton Ltd.               416,452                                    416,452
68,146         -               -                                                                  --
                                                ----------------------------
                               -     106,000    Tokyo Steel Manufacturing
106,000        -                                Co., Ltd.                       435,529           --                       435,529
                                                ----------------------------
                                                                           --------------------------------------------------------
                                                     Total                      851,981                                    851,981
                                                                                                  --
                                                -----------------------------------------------------------------------------------
 Media - 1.6%

                                                ----------------------------
                                                 ews Corp. Ltd                  438,933                                    438,933
61,564          -              -      61,564    N                                                 -              -
                                                ----------------------------
                                                ----------------------------
                               -      13,000    Singapore Press Holdings        152,017           -              -         152,017
13,000          -                               Ltd.
                                                ----------------------------
                                                ----------------------------
                               -      40,000    Television Broadcasts Ltd.      188,722                                    188,722
40,000          -                                                                                 -              -
                                                ----------------------------
                                                ----------------------------
                                                    Total                       779,672                                    779,672
                                                                                                  -              -
                                                ----------------------------
                                                ----------------------------
Real Estate -
1.7%
                                                ----------------------------
                                                ----------------------------
                               -     108,000    City Developments Ltd.          356,515                                    356,515
108,000         -                                                                                 -              -
                                                ----------------------------
                               -     188,000    Keppel Land Ltd.                164,091                                    164,091
188,000         -                                                                                 -              -
                                                ----------------------------
                                     15,000     (1) Leopalace21 Corp.           103,444                                    103,444
15,000          -              -                                                                  -              -
                                                ----------------------------
                               -     80,000     Wharf Holdings Ltd.             188,722                                    188,722
80,000          -                                                                                 -              -
                                                ----------------------------
                                                                           --------------------------------------------------------
                                                    Total                       812,772                                    812,772
                                                                                                  -              -
                                                -----------------------------------------------------------------------------------
 Retailing -
2.2%
                                                ----------------------------
                                     1,550      (1) CJ39 Shopping Corp.          98,925                                     98,925
1,550           -              -                                                                  -              -
                                                ----------------------------
                                                ----------------------------
                                     28,500     Marui Co.                       391,940                                    391,940
28,500          -              -                                                                  -              -
                                                ----------------------------
                               -     28,500     Shimachu Co.                    539,577                                    539,577
28,500          -                                                                                 -              -
                                                ----------------------------
                                                                           --------------------------------------------------------
                                                     Total                    1,030,442                                  1,030,442
                                                                                                  -              -
                                                -----------------------------------------------------------------------------------
                                                ----------------------------
Software &
Services - 1.6%
                                                ----------------------------
                                                ----------------------------
                               -     9,700
9,700           -                               Capcom Co., Ltd.                264,918           -              -         264,918
                                                ----------------------------
                               -     16,300
16,300          -                               Koei Co., Ltd.                  491,134           -              -         491,134
                                                ----------------------------
                                                                           --------------------------------------------------------
                                                    Total                       756,052                                    756,052
                                                                                                  -              -
                                                -----------------------------------------------------------------------------------
                                                ----------------------------
Technology
Hardware &
Equipment - 4.7%
                                                ----------------------------
                                                ----------------------------
                               -     255,000    (1) ASE                         207,750                                    207,750
255,000         -                                                                                 -              -
                                                ----------------------------
                               -     54,000     (1) Asustek Computer, Inc.      179,471                                    179,471
54,000          -                                                                                 -              -
                                                ----------------------------
                                     1,360      (1) Samsung Electronics         383,035                                    383,035
1,360           -              -                Co., Ltd.                                         -              -
                                                ----------------------------
                                     6,300      TDK Corp.                       357,825                                    357,825
6,300           -              -                                                                  -              -
                                                ----------------------------
                                     71,201     (1) Taiwan Semiconductor
71,201          -              -                Manufacturing Co                179,050           -              -         179,050
                                                ----------------------------
                                     6,500      Tokyo Electron Ltd.             438,832                                    438,832
6,500           -              -                                                                  -              -
                                                ----------------------------
                               -     370,300    (1) United                      493,370                                    493,370
370,300         -                               Microelectronics Corp.                            -              -
                                                ----------------------------------------
                                                                                       --------------------------------------------
                                                    Total                     2,239,333                                  2,239,333
                                                                                                  -              -
                                                -----------------------------------------------------------------------------------
Telecommunication
Services - 3.2%
                                                ----------------------------
                               -     131        Japan Telecom Co. Ltd.          429,543                                    429,543
131             -                                                                                 -              -
                                                ----------------------------
                                     20,000     (1) KT Corp., Ltd.              474,000                                    474,000
20,000          -              -                                                                  -              -
                                                ----------------------------
                                     450,000    Singapore Telecom Ltd.          395,289                                    395,289
450,000         -              -                                                                  -              -
                                                ----------------------------
                                     92,000     Telstra Corp. Ltd.              246,235                                    246,235
92,000          -              -                                                                  -              -
                                                ----------------------------
                                                                           --------------------------------------------------------
                                                    Total                     1,545,067                                  1,545,067
                                                                                                  -              -
                                                -----------------------------------------------------------------------------------
                                                ----------------------------
Transportation
- 2.4%
                                                ----------------------------
                                                ----------------------------
                               -     2,960      (1) Korean Air Co. Ltd.          44,608                                     44,608
2,960           -                                                                                 -              -
                                                ----------------------------
                               -     50,300     Singapore Airlines Ltd.         357,416           -              -         357,416
50,300          -
                                                ----------------------------
                                     29,000     Yamato Transport Co., Ltd.      572,407                                    572,407
29,000          -              -                                                                  -              -
                                                ----------------------------
                               -     462,000    (1) Zhejiang Expressway         146,599                                    146,599
462,000         -                               Co. Ltd.                                          -              -
                                                ----------------------------------------
                                                                                       --------------------------------------------
                                                    Total                     1,121,030                                  1,121,030
                                                                                                  -              -
                                                -----------------------------------------------------------------------------------
 Utilities -
2.1%
                                                ----------------------------
                                     326,700    Hong Kong and China Gas
326,700         -              -                Co. Ltd.                        435,608           -              -         435,608
                                                ----------------------------
                               -     17,300     Korea Electric Power            359,022                                    359,022
17,300          -                               (KEPCO) Corp.                                     -              -
                                                ----------------------------
                               -     15,600     Tokyo Electric Power Co.,       179,868                                    179,868
15,600          -                               ADR                                               -              -
                                                ----------------------------------------
                                                                                       --------------------------------------------
                                                     Total                      974,498                                    974,498
                                                                                                  -              -
                                                -----------------------------------------------------------------------------------
                                                    Total Common Stocks      19,226,511           -                     19,226,511
                                                (identified cost                                                 -
                                                $18,417,776)
                                                -----------------------------------------------------------------------------------
Mutual Funds -
74.2%
                                                ----------------------------
                1,262,663  (1,262,663)    -     Federated Asia Pacific                                                           -
-                                               Growth Fund, Class A                  -   8,813,387    (8,813,387)
                                                ----------------------------------------
                621,402        -     621,402    Federated Emerging Markets                                              5,928,173
-                                               Fund, Class A                         -   5,928,173             -
                                                ----------------------------------------
                                                ----------------------------------------
                1,189,361      -     1,189,361  Federated European Growth                                             13,380,316
-                                               Fund, Class A                         -  13,380,316
                                                -------------------------------------------------------------------
                                                -------------------------------------------------------------------
                374,988        -     374,988    Federated International                                                6,967,271
-                                               Small Company Fund, Class A           -   6,967,271            -
                                                -------------------------------------------------------------------
                                                -------------------------------------------------------------------
                240,113              240,113    Prime Value Obligations                     240,113              -         240,113
                                                Fund, Class IS
                                                                                       ----------------------------
                                                    Total Mutual Funds                                                 26,515,873
                                                ---------------------------
                                                 (identified cost
                                                $29,079,879)                          -  35,329,260
                                                ----------------------------------------------------------------------------------
                                                -------------------------------------------------------------------
Repurchase
Agreement - 2.7%
                                     1,294,000  Bank of America  LLC,
                                                1.83%, dated 5/31/2002,
                                                due 6/30/2002
1,294,000       -                               (at amortized cost)           1,294,000     -          (8,813,387)       1,294,000
                                                                           --------------------------------------------------------
                                                                           --------------------------------------------------------

                                                -----------------------------------------------------------------------------------
                                                -----------------------------------------------------------------------------------
                                                    Total Investments        $20,520,511          $                   $ 47,036,384
                                                 (identified cost
                                                $48,791,655)2                            35,329,260 (8,813,387)(3)
                                                                           --------------------------------------------------------


     (1) Non-income producing security.

     (2) The cost of investments for federal tax purposes amounts to $48,791,655 The net unrealized depreciation of investments on a federal tax basis amounts to $1,755, 271 which is comprised of $2,611,851 appreciation and $4,367,122 depreciation at May 31, 2002.

     (3)Adjustment to eliminate investment in Federated Asia Pacific Growth Fund due to proposed merger.

     Note: The categories of investments are shown as a percentage of net assets ($47,616,155) at May 31, 2002. The following acronym is used throughout this portfolio: ADR - American Depositary Receipt




                       Federated Asia Pacific Growth Fund
                Federated International Capital Appreciation Fund
            Pro Forma Combining Statements of Assets and Liabilities
                            May 31, 2002 (Unaudited)




                                                                     Federated
                                                                                         Federated
                                                                     International       International
                                                    Federated        Capital             Capital
                                    Federated       International    Appreciation        Appreciation
                                                    Capital
                                    Asia Pacific    Appreciation     Pro Forma           Pro forma
                                    Growth Fund     Fund             Adjustment          Combined


Assets:
-----------------------------------
Investments in securities, at       $  20,520,511   $ 35,329,260      (8,813,387)(1)    47,036,384
value
-----------------------------------
Cash
                                              369             55                       424
Cash denominated in foreign
currency

   (identified cost $729,036)             698,715              -           -       698,715
-----------------------------------

Income receivable                          76,047              -           -        76,047
-----------------------------------

Receivable for shares sold                 17,800          1,362           -        19,162
-----------------------------------

Receivable for Investments sold           131,207              -           -       131,207
-----------------------------------
Net receivable for foreign
currency exchange

   Contracts                                  314              -           -           314
-----------------------------------

Deferred organizational costs                   -          1,083           -         1,083
-----------------------------------
Other assets
                                           20,372              -           -        20,372
-------------------------------------------------------------------------------------------
     Total assets
                                       21,465,335     35,331,760 (8,813,387)    47,983,708
-------------------------------------------------------------------------------------------
Liabilities:
-----------------------------------

Payable for investments purchased         109,093              -           -       109,093
-----------------------------------

Payable for shares redeemed               153,397          2,228           -       155,625
-----------------------------------
Accrued expenses
                                           47,247         55,588           -       102,835
-------------------------------------------------------------------------------------------
     Total liabilities
                                          309,737         57,816           -       367,553
-------------------------------------------------------------------------------------------
Net Assets                          $  21,155,598   $ 35,273,944    $(8,813,387)  $46,616,155
-------------------------------------------------------------------------------------------
Net Assets Consists of:
-----------------------------------
Paid in capital                     $  30,947,096   $ 51,934,996           -    82,882,092
-----------------------------------





                       Federated Asia Pacific Growth Fund
                Federated International Capital Appreciation Fund
            Pro Forma Combining Statements of Assets and Liabilities
                      May 31, 2002 (Unaudited) (continued)



Net unrealized
appreciation/depreciation of
investments
and translation of assets and
liabilities in
foreign currency                          781,820    (4,225,211)   1,661,205(2)   (1,782,186)
-----------------------------------
Accumulated net realized loss on
investments
   and foreign currency
transactions                         (10,336,354)   (12,115,192)(10,474,592)(2)   (32,926,138)
-----------------------------------
Net operating loss
                                        (236,964)      (320,649)           0     (557,613)
-------------------------------------------------------------------------------------------
                                                    $ 35,273,944
     Total Net Assets               $  21,155,598               $(8,813,387) $  47,616,155
-------------------------------------------------------------------------------------------
Net Assets:
                                                    $ 24,315,135
   Class A Shares                   $  13,250,761               $(8,813,387) $  28,752,509
                                  ---------------------------------------------------------
                                                    $  8,456,416
                                                                $
   Class B Shares                    $  6,366,027               -            $  14,822,443
                                  ---------------------------------------------------------
   Class C Shares                    $  1,538,810   $  2,502,393             $   4,041,203
                                                                $
                                                                -
-------------------------------------------------------------------------------------------
Shares Outstanding:

   Class A Shares                       1,899,706      3,108,361 (1,331,092)     3,676,975
                                  ---------------------------------------------------------

   Class B Shares                         955,100      1,106,419   (121,263)     1,940,256
                                  ---------------------------------------------------------
   Class C Shares
                                          230,055        326,519    (29,132)       527,422
-------------------------------------------------------------------------------------------


                      Federated Asia Pacific Growth Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                     May 31, 2002 (Unaudited) (continued)
May 31, 2002 (Unaudited)
Net Asset Value Per Share
   Class A Shares
                                    $             $             $         $
                                    6.98          7.82          -         7.82
                                    --------------------------------------------
   Class B Shares
                                    $             $             $         $
                                    6.67          7.64          -         7.64
                                    --------------------------------------------
   Class C Shares
                                    $             $             $         $
                                    6.69          7.66          -         7.66
                                    --------------------------------------------
Offering Price Per Share
   Class A Shares *
                                    $             $             $         $
                                    7.39          8.28          -         8.28
                                    --------------------------------------------
   Class B Shares
                                    $             $             $         $
                                    6.67          7.64          -         7.64
                                    --------------------------------------------
   Class C Shares
                                    $             $             $         $
                                    6.69          7.66          -         7.66
                                    --------------------------------------------
Redemption Proceeds Per Share
   Class A Shares
                                    $             $             $         $
                                    6.98          7.82          -         7.82
                                    --------------------------------------------
   Class B Shares **
                                    $             $             $         $
                                    6.30          7.22          -         7.22
                                    --------------------------------------------
   Class C Shares ***
                                    $             $             $         $
                                    6.62          7.58          -         7.58
                                    --------------------------------------------

Investments, at identified cost      $             $                       $
                         19,711,776    39,554,471    $(10,474,592)   48,791,655
--------------------------------------------------------------------------------
Investments, at tax cost             $             $                       $
                          19,711,776    39,554,471    $(10,474,592)  48,791,655
--------------------------------------------------------------------------------

(1) Adjustment to eliminate the investment in Federated Asia Pacific Growth Fund due to the proposed merger.
(2) Adjustment to recognize unrealized and realized gain/loss due to elimination of investment in Federated Asia Pacific Growth Fund due to proposed merger.

* Computation of offering price per share 100/94.5 of net asset value.
** Computation of redemption price per share 94.5/100 of net asset value. *** Computation of redemption price per share 99/100 of net asset value.

(See Notes to Pro Forma Financial Statements)


                      Federated Asia Pacific Growth Fund
              Federated International Capital Appreciation Fund
                 Pro Forma Combining Statements of Operations
                  Six Months Ended May 31, 2002 (Unaudited)


                                                                             Federated         Federated
                                                                           International     International
                                                             Federated        Capital           Capital
                                                            International  Appreciation      Appreciation
                                            Federated         Capital          Fund              Fund
                                           Asia Pacific     Appreciation     Pro Forma         Pro Forma
                                           Growth Fund          Fund        Adjustment         Combined
                                          ------------------------------------------------------------------
                                          ------------------------------------------------------------------


Investment Income:
Dividends                                     $  128,401 *       $     -         $      -      $    128,401

Interest                                          21,462           3,717                -            25,179
                                          ---------------   ------------- ----------------  ----------------
     Total investment income
                                                 149,863           3,717                            153,580
Expenses:
                                                                                  313,455
Investment adviser fee                           112,601               -                 (a)        426,056
                                                                                 (91,994)
Administrative personnel and services fee         92,247          92,247                 (b)         92,500
                                                                                  127,953
Custodian fees                                    17,735           4,812                 (c)        150,500
Transfer and dividend disbursing agent
                                                                                 (22,814)
  fees and expenses                               44,103          66,211                 (d)         87,500
                                                                                    (459)
Directors' fees                                      654             805                 (e)          1,000
                                                                                 (17,840)
Auditing fees                                      1,000          24,840                 (f)          8,000
                                                                                  (1,647)
Legal fees                                         3,424           1,973                 (g)          3,750
                                                                                 (46,528)
Portfolio accounting fees                         42,671          43,857                 (h)         40,000

Distribution services fee - Class B Shares        21,546          32,571                -            54,117

Distribution services fee - Class C Shares         5,566           9,464                -            15,030

Shareholder services fee - Class A Shares         16,554          30,243                -            46,797

Shareholder services fee - Class B Shares          7,182          10,857                -            18,039

Shareholder services fee - Class C Shares          1,855           3,155                -             5,010
                                                                                 (27,704)
Share registration costs                          29,235          19,719                 (i)         21,250
                                                                                 (26,891)
Printing and postage                              26,211          20,680                 (j)         20,000
                                                                                      495
Insurance premiums                                     -             630                 (k)          1,125
                                                                                  (1,292)
Taxes                                              1,786           1,506                 (l)          2,000
                                                                                    (561)
Interest expense                                     561               -                 (m)              0
                                                                                  (3,551)
Miscellaneous                                      1,000           5,051                 (n)          2,500
                                          ---------------   ------------- ----------------  ----------------

     Total expenses                              425,931         368,621          200,622           995,174
                                          ---------------   ------------- ----------------  ----------------
Waivers and Reimbursements --
                                                                                (222,472)
     Waiver of investment adviser fee           (91,105)               -                 (o)      (313,577)

     Waiver of shareholder services fee -                                                (p)              0
Class A Shares                                         -        (30,243)           30,243                -

     Waiver of shareholder services fee -                                          10,857(q)              0
Class B Shares                                         -        (10,857)                                  -
     Waiver of shareholder services fee -
Class C Shares                                         -         (3,155)            3,155(r)     0        -

     Waiver of transfer and dividend                                                   71(s)              0
disbursing agent fees and expenses                  (71)               -                                  -
                                                                                        -
-                                                      -               -                 (-)              -
                                          ---------------   ------------- ----------------  ----------------

Total Waivers and Reimbursements                (91,176)        (44,255)        (178,146)         (313,577)
                                          ---------------   ------------- ----------------  ----------------

Net Expenses                                     334,755         324,366           22,476           681,597
                                          ---------------   ------------- ----------------  ----------------
                                                                                                          $
     Net operating loss                     $  (184,892)     $ (320,649)      $  (22,476)         (528,017)
                                          ---------------   ------------- ----------------  ----------------
Realized and Unrealized Gain/Loss on
Investments and Foreign
  Currency Transactions:
Net realized loss on investments and
foreign currency

transactions                                   (112,881)     (2,465,947)                -       (2,578,828)
Realized capital gain distribution from
other investment

companies                                              -               -                -
Net change in unrealized
appreciation/depreciation of
Investments and translation of assets and
liabilities

In foreign currency                            1,994,276       5,248,732                -         7,243,008
                                          ---------------   ------------- ----------------  ----------------
Net realized and unrealized gain (loss)                                                           4,664,180
on investments                                 1,881,395       2,782,785                -
                                          ---------------   ------------- ----------------  ----------------
Change in net assets resulting from          $ 1,696,503      $2,462,136     $   (22,476)      $  4,136,163
operations
                                          ---------------   ------------- ----------------  ----------------


*  Net of foreign taxes withheld $14,803.
(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)


                      Federated Asia Pacific Growth Fund
              Federated International Capital Appreciation Fund
            Notes to Pro Forma Combining Statements of Operations
                  Six Months Ended May 31, 2002 (Unaudited)


a) Federated Global Investment Management Corp. (the "Adviser") receives for its services an annual investment adviser fee equal to 1.25% of the Funds' average daily net assets.
b) Adjustment to reflect the administration fee reduction due to the combining of two portfolios into one.
c) The custodian fee is based on a percentage of assets, plus out-of-pocket expenses.
d) Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Fund (the "Fund") for the period. FServ is required to maintain the records of the Federated Capital Appreciation Fund and Federated Asia Pacific Fund for a period of one year after the merger date. The decrease is due to the combining of two portfolios into one.
e) Adjustment to reflect the Director's fee reduction due to the combining of two portfolios into one.
f) Adjustment to reflect the Auditing fee reduction due to the combining of two portfolios into one.
g) Adjustment to reflect the Legal fee reduction due to the combining of two portfolios into one.
h) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of the Fund plus out-of-pocket expenses for the period.
i)    Adjustment to reflect state registration costs for only the combined
      Fund.
j) Adjustment to reflect the printing and postage fee reduction due to the combining of two portfolios into one.
k) Adjustment to reflect the insurance premium reduction due to the combining of two portfolios into one.
l) Adjustment to reflect the tax fee reduction due to the combining of two portfolios into one.
m) Adjustment to reflect the reduction of interest expense, which is not a certainty in upcoming period.
n) Adjustment to reflect the miscellaneous expense reduction due to the combining of two portfolios into one.
o) Adjustment to reflect waiver of the Adviser fee being brought in line based on the combined average net asset of funds.
p) Adjustment to reflect reduction of waiver of Class A shareholder services fee, which is no longer applicable.
q) Adjustment to reflect reduction of waiver of Class B shareholder services fee, which is no longer applicable.
r) Adjustment to reflect reduction of waiver of Class C shareholder services fee, which is no longer applicable.
s) Adjustment to reflect the reduction of waiver of transfer and dividend disbursing agent fees and expenses, which is not a certainty in upcoming period.



                      Federated Asia Pacific Growth Fund
              Federated International Capital Appreciation Fund
                    Explanatory Statements Pertaining to
                  Pro Forma Financial Statements (unaudited)
                              November 30, 2001

Basis of Combination

      The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Asia Pacific Fund and International Capital Appreciation Fund, collectively ("the Funds"), for the period ended November 30, 2001. These statements have been derived from the books and records utilized in calculating daily net asset values at November 30, 2001.

      The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies, which are disclosed in the historical financial statements of each fund.

      The Pro Forma Financial Statements give effect to the proposed exchange of assets of Asia Pacific Fund for shares of International Capital Appreciation Fund. Under generally accepted accounting principles, International Capital Appreciation Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

      The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs, which may change as a result of the reorganization, are currently undeterminable.

      For the period ended November 30, 2001, Asia Pacific Fund and the International Capital Appreciation Fund paid investment advisory fees computed at the annual rate of 1.10% and 1.25%, respectively, as a percentage of average daily net assets.

Shares of Beneficial Interest

      The Pro Forma net asset value per share assumes the issuance of 668,582 shares of the International Capital Appreciation Fund's Class A Shares to the holders of 2,142,736 shares of the Asia Pacific Fund's Class A Shares, which would be issued November 30, 2001, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 825,846 shares of the International Capital Appreciation Fund's Class B Shares to the holders of 953,926 shares of the Asia Pacific Fund's Class B Shares, which would be issued November 30, 2001, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 213,777 shares of the International Capital Appreciation Fund's Class C Shares to the holders of 247,223 shares of the Asia Pacific Fund's Class C Shares, which would be issued November 30, 2001, in connection with the proposed reorganization.


                 Pro Forma Combining Portfolio of Investments
                        November 30, 2001 (Unaudited)




                            Federated   Federated                                                      Federated
   Federated     Federated InternationalInternational                          Federated  Federated  International  Federated
  Asia Pacific  InternationalCapital     Capital                               Asia       nternational  Capital   International
  Growth Fund     Capital  AppreciationAppreciation                            Pacific    Capital   Appreciation    Capital
                Appreciation Fund Pro    Fund Pro                              Growth     Appreciation  Fund Pro    Appreciation
                   Fund       Forma       Forma                                Fund       Fund        Forma       Fund Pro
                            Adjustment   Combined                                                     Adjustment  Forma Combined
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Common Stocks - 40.7%
Automobiles --  2.2%

                                                   -----------------------------
                                                   -----------------------------
                                                   Bridgestone Corp.             $689,336    $      -     $      -
62,000          -          -           62,000                                                                     $689,336
                                                   -----------------------------
                                                   Toyota Motor Corp.             319,550                                319,550
12,500          -          -           12,500                                                       -            -
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                       Total                    1,008,886                              1,008,886
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
 Banking -1.9%
                                                   -----------------------------
                                                   Australia & New Zealand        213,545
24,410          -          -           24,410      Banking Group Ltd.                               -            -       213,545
                                                   -----------------------------
                                                   (1) Kookmin Bank               559,868                                559,868
14,488          -          -           14,488                                                       -            -
                                                   -----------------------------
                                                   Mitsubishi Tokyo Financial     116,304
17              -          -           17          Group, Inc.                                      -            -       116,304
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                        Total                     889,717                                889,717
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
Capital Goods
-- 1.3%
                                                   -----------------------------
                                                   China Merchants Holdings       261,577
400,000         -          -           400,000     International Co., Ltd.                          -            -       261,577
                                                   -----------------------------
                                                   Nippon Thompson                341,828
65,000          -          -           65,000                                                       -            -       341,828
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                        Total                     603,405                                603,405
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
Consumer
Durables &
Apparel - 3.4%
                                                   -----------------------------
                                                   Fuji Photo Film Co., Ltd.      275,280
8,000           -          -           8,000                                                        -            -       275,280
                                                   -----------------------------
                                                   Nintendo Corp., Ltd.           392,337
2,275           -          -           2,275                                                        -            -       392,337
                                                   -----------------------------
                                                   Sega Corp.                     748,543
36,100          -          -           36,100                                                       -            -       748,543
                                                   -----------------------------
                                                   Sony Corp.                     152,640
3,200           -          -           3,200                                                        -            -       152,640
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                        Total                   1,568,800                              1,568,800
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
Diversified
Financials --
3.8%
                                                   -----------------------------
                                                   -----------------------------
                                                   Hutchison Whampoa Ltd.         202,402                                202,402
22,000          -          -           22,000                                                       -            -
                                                   -----------------------------
                                                   KOKUSAI Securities Co. Ltd.    491,251                                491,251
74,000          -          -           74,000                                                       -            -
                                                   -----------------------------
                                                   Nikko Securities Co., Ltd.     293,824
55,700          -          -           55,700                                                       -            -       293,824
                                                   -----------------------------
                                                   Nomura Securities Co., Ltd.    223,430
16,100          -          -           16,100                                                       -            -       223,430
                                                   -----------------------------
                                                   Takefuji Corp.                 581,399
7,200           -          -           7,200                                                        -            -       581,399
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                       Total                    1,792,306                              1,792,306
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
 Energy -- 2.2%
                                                   -----------------------------
                                                   CNOOC Ltd.                     328,080
350,500         -          -           350,500                                                      -            -       328,080
                                                   -----------------------------
                                                   Cosmo Oil Co., Ltd.            319,916                                319,916
180,000         -          -           180,000                                                      -            -
                                                   -----------------------------
                                                   PTT Exploration and            159,417
200,000         -          -           200,000     Production Public Co. Ltd.                       -            -       159,417
                                                   -----------------------------
                                                   Yanzhou Coal Mining Co.        206,441
644,000         -          -           644,000     Ltd., Class H                                    -            -       206,441
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                       Total                    1,013,854                              1,013,854
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
Food & Drug
Retailing --
1.1%
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
                                                   7-ELEVEN Japan Co., Ltd.       497,646
12,000          -          -           12,000                                                       -            -       497,646
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
Food Beverage &
Tobacco -- 0.8%
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
                                                   Ajinomoto Co., Ltd.            386,723
38,000          -          -           38,000                                                       -            -       386,723
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
Hotels
Restaurants &
Leisure -- 0.9%
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
                                                   Hotel Shilla Co., Ltd.         420,331
63,000          -          -           63,000                                                       -            -       420,331
                                                   ------------------------------------------------------------------------------
 Materials --
3.0%
                                                   -----------------------------
                                                   BHP Billiton Ltd.              602,847
115,336         -          -           115,336                                                      -            -       602,847
                                                   -----------------------------
                                                   Sumitomo Metal Mining Co.      501,347                                501,347
144,000         -          -           144,000                                                      -            -
                                                   -----------------------------
                                                   Tokyo Steel Manufacturing      291,625
106,000         -          -           106,000     Co., Ltd.                                        -            -       291,625
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                        Total                   1,395,819                              1,395,819
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
 Media -- 1.2%
                                                   -----------------------------
                                                   Dentsu, Inc.                    68,658
18              -          -           18                                                           -            -        68,658
                                                   -----------------------------
                                                   News Corp. Ltd.                471,003                                471,003
61,564          -          -           61,564                                                       -            -
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                       Total                      539,661                                539,661
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
Pharmaceuticals
& Biotechnology
-- 0.4%
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
                                                   (1) Norwood Abbey Ltd.         179,017
284,270         -          -           284,270                                                      -            -       179,017
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
Real Estate --
2.1%
                                                   -----------------------------
                                                   -----------------------------
                                                   City Developments Ltd.         381,610
145,000         -          -           145,000                                                      -            -       381,610
                                                   -----------------------------
                                                   Keppel Land Ltd.               169,374                                169,374
188,000         -          -           188,000                                                      -            -
                                                   -----------------------------
                                                   Sun Hung Kai Properties        234,906
32,000          -          -           32,000                                                       -            -       234,906
                                                   -----------------------------
                                                   Wharf Holdings Ltd.            207,710                                207,710
97,000          -          -           97,000                                                       -            -
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                       Total                      993,600                                993,600
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
 Retailing --
1.6%
                                                   -----------------------------
                                                   Marui Co.                      301,266
23,000          -          -           23,000                                                       -            -       301,266
                                                   -----------------------------
                                                   Shimachu Co.                   453,104                                453,104
28,500          -          -           28,500                                                       -            -
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                        Total                     754,370                                754,370
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
Software &
Services -- 2.2%
                                                   -----------------------------
                                                   -----------------------------
                                                   Capcom Co., Ltd.               594,790
21,000          -          -           21,000                                                       -            -       594,790
                                                   -----------------------------
                                                   Koei Co., Ltd.                 435,968                                435,968
13,600          -          -           13,600                                                       -            -
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                       Total                    1,030,758                              1,030,758
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
Technology
Hardware &
Equipment --
4.6%
                                                   -----------------------------
                                                   -----------------------------
                                                   (1) Siliconware Precision      402,818
590,000         -          -           590,000     Industries Co.                                   -            -       402,818
                                                   -----------------------------
                                                   TDK Corp.                      522,440                                522,440
10,300          -          -           10,300                                                       -            -
                                                   -----------------------------
                                                   (1) Taiwan Semiconductor       573,059
270,201         -          -           270,201     Manufacturing Co.                                -            -       573,059
                                                   -----------------------------
                                                   Toshiba Corp.                  217,708
51,000          -          -           51,000                                                       -            -       217,708
                                                   -----------------------------
                                                   United Microelectronics        424,952                                424,952
370,300         -          -           370,300     Corp.                                            -            -
                                                   ---------------------------------------
                                                                                         ----------------------------------------
                                                       Total                    2,140,977                              2,140,977
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
Telecommunication
Services -- 4.1%
                                                   -----------------------------
                                                   -----------------------------
                                                   (1) China Mobile (Hong         231,383
65,500          -          -           65,500      Kong) Ltd.                                       -            -       231,383
                                                   -----------------------------
                                                   Japan Telecom Co. Ltd.         509,495                                509,495
146             -          -           146                                                          -            -
                                                   -----------------------------
                                                   Korea Telecom Corp., ADR       465,000
20,000          -          -           20,000                                                       -            -       465,000
                                                   -----------------------------
                                                   Singapore Telecom Ltd.         432,444
450,000         -          -           450,000                                                      -            -       432,444
                                                   -----------------------------
                                                   Telstra Corp. Ltd.             263,348
92,000          -          -           92,000                                                       -            -       263,348
                                                   -----------------------------
                                                                               --------------------------------------------------
                                                        Total                                                          1,901,670
                                                                                1,901,670           -            -
                                                   ------------------------------------------------------------------------------
                                                   -----------------------------
Transportation
-- 1.1%
                                                   -----------------------------
                                                   -----------------------------
                                                   (1) Korean Air Co. Ltd.         17,975
2,960           -          -           2,960                                                        -            -        17,975
                                                   -----------------------------
                                                   MTR Corp. Ltd.                 282,215                                282,215
219,000         -          -           219,000                                                      -            -
                                                   -----------------------------
                                                   Singapore Airlines Ltd.        215,567                                215,567
42,000          -          -           42,000                                                       -            -
                                                   ---------------------------------------
                                                                                         ----------------------------------------
                                                       Total                      515,757                                515,757
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
 Utilities --
2.8%
                                                   -----------------------------
                                                   Hong Kong and China Gas Co.
297,000         -          -           297,000     Ltd.                           373,209           -            -       373,209
                                                   -----------------------------
                                                   Korea Electric Power           313,801                                313,801
17,300          -          -           17,300      (KEPCO) Corp.                                    -            -
                                                   -----------------------------
                                                   Korea Electric Power Corp.,    156,936
15,600          -          -           15,600      ADR                                              -            -       156,936
                                                   -----------------------------
                                                   Tokyo Electric Power Co.       453,250                                453,250
19,700          -          -           19,700                                                       -            -
                                                   ---------------------------------------
                                                                                         ----------------------------------------
                                                        Total                   1,297,196                              1,297,196
                                                                                                    -            -
                                                   ------------------------------------------------------------------------------
                                                       Total Common Stocks     18,930,493                             18,930,493
                                                   (identified cost
                                                   $20,110,667)
                                                   ------------------------------------------------------------------------------
Mutual Funds --
73.1%
                                                   -----------------------------
                1,387,083   (1,387,083)            Federated Asia Pacific
-                                      -           Growth Fund, Class A                 -   8,946,687  (8,946,687)             -
                                                   -----------------------------
                1,047,359                          Federated Emerging Markets
-                          -           1,047,359   Fund, Class A                        -   8,336,975            -     8,336,975
                                                   -----------------------------
                954,134                            Federated European Growth                                          10,600,424
-                          -           954,134     Fund, Class A                        -  10,600,424              -
                                                   -----------------------------
                349,531                            Federated International                                             6,127,276
-                          -           349,531     Small Company Fund, Class A          -   6,127,276              -
                                                   ------------------------------------------------------------------------------
                                                                               --------------------------------------------------
                                                       Total Mutual Funds                                             25,064,675
                                                   (identified cost
                           -                       $31,552,550)                         -  34,011,362    (8,946,687)
                                                   ------------------------------------------------------------------------------
                                                   ------------------------------------------------------------------------------
                                                       Total Investments       18,930,493           $                          $
                                                   (identified cost                        34,011,362
                                                   $51,663,217)(2)                                   $(8,946,687)(3)  43,995,168
                                                                               --------------------------------------------------


(1) Non-income producing security.
(2) The cost of investments for federal tax purposes amounts to $52,436,355. The net unrealized depreciation of investments on a federal tax basis amounts to $8,441,187, which is comprised of $1,213,908 appreciation and $9,655,095 depreciation at November 30, 2001.
(3) Adjustment to eliminate investment in Federated Asia Pacific Growth Fund due to proposed merger.
Note: The categories of investments are shown as a percentage of net assets ($46,495,870) at November 30, 2001.
The following acronym is used throughout this portfolio: ADR - American Depositary Receipt

                      Federated Asia Pacific Growth Fund
               Federated International Capital AppreciationFund
           Pro Forma Combining Statements of Assets and Liabilities
                        November 30, 2001 (Unaudited)




                                                                Federated     Federated
                                                   Federated  International International
                                                  International  Capital       Capital
                                      Federated     Capital    Appreciation  Appreciation
                                                                   Fund          Fund
                                     Asia Pacific Appreciation  Pro Forma     Pro forma
                                     Growth Fund      Fund      Adjustment     Combined
                                    -------------------------------------------------------
                                                  -------------
Assets:
-------------------------------------
Investments in securities, at value              $           $$(8,946,687)(1)            $
                                        18,930,493  34,011,362                  43,995,168
-------------------------------------
Cash denominated in foreign
currency

   (identified cost $1,958,040)          1,927,616           -             -     1,927,616
-------------------------------------

Income receivable                           36,226           7             -        36,233
-------------------------------------

Receivable for shares sold                     884      10,473             -        11,357
-------------------------------------

Receivable for Investments sold            588,732     300,000             -       888,732
-------------------------------------
Net receivable for foreign currency
exchange

   contracts                                   657           -             -           657
-------------------------------------

Deferred organizational costs                    -       5,680             -         5,680
-------------------------------------
Other assets
                                            20,085           -             -        20,085
-------------------------------------------------------------------------------------------
     Total assets
                                        21,504,693  34,327,522   (8,946,687)    46,885,528
-------------------------------------------------------------------------------------------
Liabilities:
-------------------------------------

Payable for investments purchased          161,011           -             -       161,011
-------------------------------------

Payable for shares redeemed                 33,279      95,269             -       128,548
-------------------------------------

Payable to bank                              7,152       4,397             -        11,549
-------------------------------------
Accrued expenses
                                            47,947      40,603             -        88,550
-------------------------------------------------------------------------------------------
     Total liabilities
                                           249,389     140,269             -       389,658
-------------------------------------------------------------------------------------------
                                                 $           $                           $
Net Assets                              21,255,304  34,187,253  $(8,946,687)    46,495,870
-------------------------------------------------------------------------------------------
Net Assets Consists of:
-------------------------------------
Paid in capital                                  $           $             -             $
                                        32,743,305  53,310,441                  86,053,746
-------------------------------------



                      Federated Asia Pacific Growth Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                  November 30, 2001 (Unaudited) (continued)


Net unrealized depreciation of
investments
   and translation of assets and
liabilities in
   foreign currency                    (1,212,456) (9,473,943)  2,986,068(2)   (7,700,331)
-------------------------------------
Accumulated net realized loss on
investments

   and foreign currency transactions  (10,223,473) (9,649,245)(11,932,755)(2) (31,805,473)
-------------------------------------
Net operating loss
                                          (52,072)           -             -      (52,072)
-------------------------------------------------------------------------------------------
                                                 $           $                           $
     Total Net Assets                   21,255,304  34,187,253  $(8,946,687)    46,495,870
-------------------------------------------------------------------------------------------
Net Assets:
                                                 $           $                           $
   Class A Shares                       13,822,064  22,654,243  $(8,946,687)    27,529,620
                                    -------------------------------------------------------
                                                             $                           $
   Class B Shares                     $  5,900,587   8,950,453      $      -    14,851,040
                                    -------------------------------------------------------
   Class C Shares                     $  1,532,653           $      $      -             $
                                                     2,582,557                   4,115,210
-------------------------------------------------------------------------------------------
Shares Outstanding:
                                                             $
   Class A Shares                     $  2,142,736   3,105,859  $(1,474,154)  $  3,774,441
                                    -------------------------------------------------------
                                                             $
   Class B Shares                      $   953,926   1,251,310   $ (128,080)  $  2,077,156
                                    -------------------------------------------------------
   Class C Shares                      $   247,223           $   $  (33,446)   $   573,837
                                                       360,060
-------------------------------------------------------------------------------------------


                      Federated Asia Pacific Growth Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                  November 30, 2001 (Unaudited) (continued)


Net Asset Value Per Share
   Class A Shares
                                    $             $           $           $
                                    6.45          7.29        -           7.29
                                    -------------------------------------------
   Class B Shares
                                    $             $           $           $
                                    6.19          7.15        -           7.15
                                    -------------------------------------------
   Class C Shares
                                    $             $           $           $
                                    6.20          7.17        -           7.17
                                    -------------------------------------------
Offering Price Per Share
   Class A Shares *
                                    $             $           $           $
                                    6.83          7.71        -           7.71
                                    -------------------------------------------
   Class B Shares
                                    $             $           $           $
                                    6.19          7.15        -           7.15
                                    -------------------------------------------
   Class C Shares
                                    $             $           $           $
                                    6.20          7.17        -           7.17
                                    -------------------------------------------
Redemption Proceeds Per Share
   Class A Shares
                                    $             $           $           $
                                    6.45          7.29        -           7.29
                                    -------------------------------------------
   Class B Shares **
                                    $             $           $           $
                                    5.85          6.76        -           6.76
                                    -------------------------------------------
   Class C Shares ***
                                    $             $           $           $
                                    6.14          7.10        -           7.10
                                    -------------------------------------------

Investments, at identified cost      $             $                       $
                              20,110,667    43,485,305  $(11,932,755) 51,663,217
------------------------------------------------------------------------------
Investments, at tax cost             $             $                       $
                          20,230,734    44,138,376  $(11,932,7555)   52,436,355
------------------------------------------------------------------------------

(1) Adjustment to eliminate the investment in Federated Asia Pacific Growth Fund due to the proposed merger.
(2) Adjustment to recognize unrealized and realized gain/loss due to elimination of investment in Federated Asia Pacific Growth Fund due to proposed merger.

* Computation of offering price per share 100/94.5 of net asset value.
** Computation of redemption price per share 94.5/100 of net asset value. *** Computation of redemption price per share 99/100 of net asset value.

(See Notes to Pro Forma Financial Statements)


                      Federated Asia Pacific Growth Fund
              Federated International Capital Appreciation Fund
                 Pro Forma Combining Statements of Operations
                   Year Ended November 30, 2001 (Unaudited)



                                                                          Federated         Federated
                                                                          International     International
                                                            Federated     Capital           Capital
                                                           International  Appreciation      Appreciation
                                            Federated        Capital      Fund              Fund
                                          Asia Pacific     Appreciation   Pro Forma         Pro Forma
                                           Growth Fund         Fund       Adjustment        Combined
                                          ---------------------------------------------------------------
                                          ---------------------------------------------------------------


Investment Income:
Dividends                                    $  343,022 *       $     -       $      -      $    343,022

Interest                                         93,026          42,757              -           135,783
                                          --------------   ----------------------------  ----------------
     Total investment income
                                                436,048          42,757                          478,805
Expenses:

Investment adviser fee                          321,426               -        530,685(a)        852,111

Administrative personnel and services fee       185,000         185,000      (185,000)(b)        185,000

Custodian fees                                   57,292           9,224        234,484(c)        301,000
Transfer and dividend disbursing agent

  fees and expenses                              85,412         136,252       (46,664)(d)        175,000

Directors' fees                                   1,587           1,976        (1,563)(e)          2,000

Auditing fees                                    16,810          23,061       (23,871)(f)         16,000

Legal fees                                        4,129           4,185          (814)(g)          7,500

Portfolio accounting fees                        80,842          78,260       (79,102)(h)         80,000

Distribution services fee - Class B Shares       62,983          89,890              -           152,873

Distribution services fee - Class C Shares       22,159          28,013              -            50,172

Shareholder services fee - Class A Shares        44,670          80,437       (22,366)(i)        102,741

Shareholder services fee - Class B Shares        20,994          29,964              -            50,958

Shareholder services fee - Class C Shares         7,387           9,337              -            16,724

Share registration costs                         48,449          41,859       (47,808)(j)         42,500

Printing and postage                             38,251          38,283       (36,534)(k)         40,000

Insurance premiums                                1,368           1,237          (355)(l)          2,250

Taxes                                             3,317           1,257          (574)(m)          4,000

Interest expense                                    511               -          (511)(n)              -

Miscellaneous                                     5,402          11,540       (11,942)(o)          5,000
                                          --------------   ----------------------------  ----------------

     Total expenses                           1,007,989         769,775        308,065         2,085,829
                                          --------------   ----------------------------  ----------------
Waivers and Reimbursements --

     Waiver of investment adviser fee         (177,263)               -      (449,891)(p)      (627,154)
     Waiver of shareholder services fee -
Class A Shares                                        -        (80,437)         80,437(q)              -
     Waiver of shareholder services fee -
Class B Shares                                        -        (29,964)         29,964(r)              -
     Waiver of shareholder services fee -
Class C Shares                                        -         (9,337)          9,337(s)              -
     Reimbursement of investment adviser
fee                                                   -            (72)             72(t)              -
     Reimbursement of other operating
expenses                                              -       (170,395)        170,395(u)              -
                                          --------------   ----------------------------  ----------------

Total Waivers and Reimbursements              (177,263)       (290,205)      (159,686)         (627,154)
                                          --------------   ----------------------------  ----------------

Net Expenses                                    830,726         479,570        148,379         1,458,675
                                          --------------   ----------------------------  ----------------
     Net operating loss                    $  (394,678)     $ (436,813)  $   (148,379)     $   (979,870)
                                          --------------   ----------------------------  ----------------
Realized and Unrealized Loss on
Investments and
   Foreign Currency Transactions:
Net realized loss on investments and
foreign currency

transactions                                (9,968,235)     (7,396,745)              -      (17,364,980)
Realized capital gain distribution from
other investment

companies                                             -       1,598,218              -         1,598,218
Net change in unrealized depreciation of
investments
and translation of assets and liabilities
in foreign

currency                                      1,119,157     (7,286,302)              -       (6,167,145)
                                          --------------   ----------------------------  ----------------
Net realized and unrealized gain (loss)
on investments                              (8,849,078)    (13,084,829)              -      (21,933,907)
                                          --------------   ----------------------------  ----------------
Change in net assets resulting from                   $               $  $   (148,379)                 $
operations                                  (9,243,756)    (13,521,642)                     (22,913,777)
                                          --------------   ----------------------------  ----------------


*  Net of foreign taxes withheld $38,042.
(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)
                      Federated Asia Pacific Growth Fund
              Federated International Capital Appreciation Fund
            Notes to Pro Forma Combining Statements of Operations
                   Year Ended November 30, 2001 (Unaudited)


a) Federated Global Investment Management Corp. (the "Adviser") receives for its services an annual investment adviser fee equal to 1.25% of the Funds' average daily net assets.
b) Adjustment to reflect the administration fee reduction due to the combining of two portfolios into one.
c) The custodian fee is based on a percentage of assets, plus out-of-pocket expenses.
d) Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Comp any, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Federated International Capital Appreciation Fund (the "Fund") for the period. FServ is required to maintain the records of the Fund and Federated Asia Pacific Growth Fund for a period of one year after the merger date. The decrease is due to the combining of two portfolios into one.
e) Adjustment to reflect the Director's fee reduction due to the combining of two portfolios into one.
f) Adjustment to reflect the Auditing fee reduction due to the combining of two portfolios into one.
g) Adjustment to reflect the Legal fee reduction due to the combining of two portfolios into one.
h) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of the Fund plus out-of-pocket expenses for the period.
i) Adjustment to reflect the Shareholder services fee reduction due to the combining of two portfolios into one.
j)    Adjustment to reflect state registration costs for only the combined
      Fund.
k) Adjustment to reflect the printing and postage fee reduction due to the combining of two portfolios into one.
l) Adjustment to reflect the insurance premium reduction due to the combining of two portfolios into one.
m) Adjustment to reflect the tax fee reduction due to the combining of two portfolios into one.
n) Adjustment to reflect the reduction of interest expense, which is not a certainty in the upcoming period.
o) Adjustment to reflect the miscellaneous expense reduction due to the combining of two portfolios into one.
p) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net asset of funds.
q) Adjustment to reflect reduction of waiver of Class A shareholder services fee, which is no longer applicable.
r) Adjustment to reflect reduction of waiver of Class B shareholder services fee, which is no longer applicable.
s) Adjustment to reflect reduction of waiver of Class C shareholder services fee, which is no longer applicable.
t) Adjustment to reflect the reduction of Adviser fee reimbursement, which is not a certainty in upcoming period.
u) Adjustment to reflect reduction of reimbursement of other operating expenses, which is no longer applicable.


i:\federated board funds\federated world investment series, inc\disclosure work in process\fapgf 485a\wrap1_fapgf.doc
                   FEDERATED WORLD INVESTMENT SERIES, INC.

                      Federated Asia Pacific Growth Fund



Investment Adviser
FEDERATED GLOBAL INVESTMENT
MANAGEMENT CORP.
175 Water Street
New York, NY  10038-4965

Distributor
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
FEDERATED SERVICES COMPANY
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779








PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Directors and officers of the Registrant pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Insofar as  indemnification  for  liabilities  may be  permitted  pursuant  to
Section 17 of the Investment Company Act of 1940 for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the
Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made
(i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

1.1   Conformed copy of Articles of Incorporation of the Registrant (1)
1.2   Conformed copy of Amendment No. 5 to the Articles of Incorporation (5)
1.3   Conformed copy of Amendment No. 7 to the Articles of Incorporation (15)
1.4   Conformed copy of Amendment No. 8 to the Articles of Incorporation (15)
1.5   Conformed copy of Amendment No. 9 to the Articles of Incorporation (16)
1.6   Conformed copy of Amendment Nos. 10-11 to the Articles of Incorporation
      (17)
1.7   Conformed copy of Amendment No. 12 to the Articles of Incorporation (18)

2.1   Copy of By-laws of the Registrant (1)
2.2   Copy of Amendment #1 to the By-Laws of the Registrant (15)
2.3   Copy of Amendment #2 to the By-Laws of the Registrant (15)
2.4   Copy of Amendment #3 to the By-Laws of the Registrant (15)

3.    Not Applicable

4. Agreement and Plan of Reorganization is included as Appendix A to the Combined Prospectus/Proxy Statement and Prospectus of this Registration Statement *

5. Copies of Specimen Certificates for Shares of Capital Stock of Federated World Utility Fund, Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund, and Federated Latin American Growth Fund (7)
5.1 Copies of Specimen Certificates for Shares Beneficial Interest of Federated International High Income Fund (8)

6.1 Conformed copy of Investment Advisory Contract of the Registrant through and including Exhibit F thereto (5)
6.2   Conformed copy of Assignment of Investment Advisory Contract (3)
6.3 Conformed copy of Exhibit G to Investment Advisory Contract of the Registrant (8)
6.4 Conformed copy of Exhibit H to Investment Advisory Contract of the Registrant (10)
6.5 Conformed copy of Exhibit I to Investment Advisory Contract of the Registrant (13)
6.6 Conformed copy of Exhibit J to Investment Advisory Contract of the Registrant (14)
6.7   Conformed copy of Sub-Advisory Agreement of the Registrant  (14)
6.8   Conformed copy of Sub-Advisor Agreement for Federated Global Equity
      Fund (19)

7.1 Conformed copy of Distributor's Contract of the Registrant through and including Exhibit S thereto (5)
7.2 Conformed copy of Exhibits T, U, and V to the Distributor's Contract of the Registrant (8)
7.3 Conformed copy of Exhibits W, X, and Y to the Distributor's Contract of the Registrant (9)
7.4 Conformed copy of Exhibit Z and Exhibit AA to the Distributor's Contract of the Registrant (13)
7.5 Conformed copy of Exhibit BB and Exhibit CC to Distributor's Contract of the Registrant; (14)
7.6 Conformed copy of Distributor's Contract of the Registrant (Class B Shares) (14)
7.7   Copy of Schedule A to Distributor's Contract (Class B Shares) (16)
7.8 Conformed copy of Amendment to Distributor's Contract of the Registrant (Class B Shares)
7.9 The Registrant hereby incorporates the conformed copy of the Specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 23(e) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

8.    Not Applicable

9.1   Conformed copy of Custodian Agreement of the Registrant (3)
9.2   Conformed copy of Custodian Fee Schedule (10)
9.3   Addendum to Custodian Fee Schedule (10)
9.4   Conformed copy of Domestic Custodian Fee Schedule (11)
9.5   Conformed copy of Global Custodian Fee Schedule (11)
9.6   Addendum to Global Custodian Fee Schedule (11)

10.1 Conformed copy of the Distribution Plan of the Registrant through and including Exhibit R thereto (5)
10.2 Conformed copy of Exhibits S, T, and U to the Rule 12b-1 Distribution Plan of the Registrant (8)
10.3 Conformed copy of Exhibits V, W, and X to the Rule 12b-1 Distribution Plan of the Registrant (9)
10.4 Conformed copy of Exhibit Y and Z to the 12b-1 Distribution Plan of the Registrant (13)
10.5 Conformed copy of Exhibit AA and Exhibit BB to the 12b-1 Distribution Plan of the
      Registrant (14)
10.6 Copy of Schedule A to the Distribution Plan (Class B Shares) of the Registrant (16)

11. Form of Opinion and Consent of Counsel regarding legality of shares being issued (21)

12. Opinion regarding tax consequences of Reorganization (To be filed by Amendment)

13.1  Conformed copy of Amended and Restated Shareholder Services Agreement
      (14)
13.2 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Transfer Agency Services, and Custody Services Procurement
      (14)
13.3 Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares) (14)
13.4  Conformed copy of Shareholder Services Agreement (Class B Shares) (14)
13.5 The responses described in Item 23(e)(viii) are hereby incorporated by reference.
13.6  Copy of Schedule A to Shareholder Services Agreement (Class B Shares)
      (16)
13.7  Copy of Schedule A to Principal Servicer's Agreement (Class B Shares)
      (16)
13.8  Copy of Amended and Restated Shareholder Services Agreement Exhibit (16)
13.9 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 23(h)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375)

14. Conformed copy of Consent of Independent Auditors of Federated World Investment Series, Inc., Ernst & Young LLP*

15.   Not Applicable

16.   Conformed copy of Power of Attorney (17)
16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant (17)
16.2  Conformed copy of Power of Attorney of a Director of the Registrant (17)

17.1  Form of Proxy of Federated Asia Pacific Growth Fund*




------------------------------------------------------------------------------
*     Filed electronically.


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141)


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)


5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)


7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)


8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)


9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)


10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)


11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)


13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)


14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)


15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)


16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)


17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed March 31, 2000. (File Nos. 33-52149 and 811-7141)


18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed November 27, 2000. (File Nos. 33-52149 and 811-7141)


19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed January 31, 2001. (File Nos. 33-52149 and 811-7141)


20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed January 29, 2002. (File Nos. 33-52149 and 811-7141)

21. Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on July 19, 2002. (File Nos. 333-96751 and 811-7141)

Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED WORLD INVESTMENT SERIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of August 2002.



FEDERATED WORLD INVESTMENT SERIES, INC.

                                                By: /s/ G. Andrew Bonnewell
                                                    -----------------------
                                                     G. Andrew Bonnewell
                                                   Assistant Secretary
                                                     Attorney in Fact for
                                                John F. Donahue
                                                   August 26, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
------------------------      ------------------------        ----------
By: /s/ G. Andrew Bonnewell       Attorney In Fact                August 26,
2002
    G. Andrew Bonnewell           For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Henry A. Frantzen*                Chief Investment Officer

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

John F. Cunningham*               Director

J. Christopher Donahue*           Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*        Director

John E. Murray, Jr., J.D., S.J.D.*  Director

Marjorie P. Smuts*                Director

John S. Walsh*                    Director
* By Power of Attorney
43972.000106 RICHMOND 845092v3
43972.000106 RICHMOND 845092v3